UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                              811-5202

The Dreyfus/Laurel Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	7/31/09

     The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Premier Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Premier Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund
Dreyfus Bond Market Index Fund
Dreyfus Disciplined Stock Fund
Dreyfus Money Market Reserves
Dreyfus AMT-Free Municipal Reserves
Dreyfus U.S. Treasury Reserves
Dreyfus Large Company Stock Fund
Dreyfus Small Cap Value Fund
Dreyfus Strategic Income Fund
Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic S&P 500 Stock Index Fund
July 31, 2009 (Unaudited)

Common Stocks--97.0%	Shares	Value ($)
Consumer Discretionary--8.9%
Abercrombie & Fitch, Cl. A	8,033 a	229,663
Amazon.com	29,643 a,b	2,542,184
Apollo Group, Cl. A	9,983 b	689,226
AutoNation	10,101 a,b	208,889
AutoZone	3,329 a,b	511,235
Bed Bath & Beyond	23,762 b	825,730
Best Buy	30,844 a	1,152,640
Big Lots	7,497 a,b	172,731
Black & Decker	5,622	211,387
Carnival	40,033 a	1,120,524
CBS, Cl. B	62,459	511,539
Centex	11,064 a,b	120,708
Coach	29,201	864,058
Comcast, Cl. A	263,760	3,919,474
D.R. Horton	25,240 a	292,532
Darden Restaurants	12,856 a	416,406
DeVry	5,647	280,882
DIRECTV Group	48,090 a,b	1,245,531
Eastman Kodak	26,392 a	78,384
Expedia	19,152 a,b	396,638
Family Dollar Stores	12,824	402,930
Ford Motor	290,250 b	2,322,000
Fortune Brands	14,116	558,570
GameStop, Cl. A	14,984 a,b	328,000
Gannett	21,313 a	149,191
Gap	42,909	700,275
Genuine Parts	15,029 a	532,327
Goodyear Tire & Rubber	22,334 b	380,125
H & R Block	31,198	520,695
Harley-Davidson	21,676 a	489,878

Harman International Industries	5,546 a	136,875
Hasbro	11,478	304,167
Home Depot	155,242	4,026,977
International Game Technology	28,376 a	560,426
Interpublic Group of Cos.	43,155 a,b	224,838
J.C. Penney	20,344	613,372
Johnson Controls	54,415 a	1,408,260
KB Home	7,139 a	119,150
Kohl's	28,114 b	1,364,935
Leggett & Platt	15,244 a	264,483
Lennar, Cl. A	12,830 a	151,907
Limited Brands	25,114	324,975
Lowe's Cos.	135,140	3,035,244
Macy's	38,546	536,175
Marriott International, Cl. A	27,914 a	601,259
Mattel	33,317	585,713
McDonald's	101,146	5,569,099
McGraw-Hill Cos.	29,449	923,226
Meredith	3,365 a	89,072
New York Times, Cl. A	10,953 a	86,200
Newell Rubbermaid	25,400 a	326,898
News, Cl. A	211,204	2,181,737
NIKE, Cl. B	35,329	2,001,035
Nordstrom	14,806 a	391,471
O'Reilly Automotive	12,491 a,b	507,884
Office Depot	24,818 a,b	112,922
Omnicom Group	28,723	976,582
Polo Ralph Lauren	5,305 a	334,480
Pulte Homes	19,768 a	224,762
RadioShack	12,025	186,508
Scripps Networks Interactive, Cl.
A	8,253	266,407
Sears Holdings	4,986 a,b	330,771
Sherwin-Williams	9,062	523,331
Snap-On	5,309 a	189,160
Stanley Works	7,211	289,522
Staples	65,730	1,381,645

Starbucks	67,081 b	1,187,334
Starwood Hotels & Resorts
Worldwide	17,121 a	404,227
Target	69,399	3,027,184
Tiffany & Co.	11,553 a	344,626
Time Warner	109,684	2,924,175
Time Warner Cable	32,572	1,076,830
TJX Cos.	37,823	1,370,327
VF	8,038	519,978
Viacom, Cl. B	55,068 b	1,275,375
Walt Disney	170,168 a	4,274,620
Washington Post, Cl. B	556 a	251,034
Whirlpool	6,897 a	393,750
Wyndham Worldwide	16,222	226,297
Wynn Resorts	5,653 a,b	289,264
Yum! Brands	42,716	1,514,709
		72,405,550
Consumer Staples--11.5%
Altria Group	189,084	3,314,643
Archer-Daniels-Midland	59,018	1,777,622
Avon Products	39,144 a	1,267,483
Brown-Forman, Cl. B	9,076	398,890
Campbell Soup	18,363	569,804
Clorox	12,855	784,284
Coca-Cola	182,519	9,096,747
Coca-Cola Enterprises	29,122	547,202
Colgate-Palmolive	45,846	3,321,084
ConAgra Foods	41,726	819,081
Constellation Brands, Cl. A	17,876 b	244,186
Costco Wholesale	40,063	1,983,119
CVS Caremark	133,262	4,461,612
Dean Foods	15,973 b	338,468
Dr. Pepper Snapple Group	23,391 b	575,653
Estee Lauder, Cl. A	10,407	379,231
General Mills	29,886	1,760,584
H.J. Heinz	28,916	1,112,109
Hershey	15,523	620,144

Hormel Foods	6,457	231,871
J.M. Smucker	10,844	542,525
Kellogg	23,288	1,106,180
Kimberly-Clark	37,772	2,207,773
Kraft Foods, Cl. A	135,575	3,842,196
Kroger	59,427	1,270,549
Lorillard	15,532	1,145,019
McCormick & Co.	11,763	379,004
Molson Coors Brewing, Cl. B	13,873	627,198
Pepsi Bottling Group	12,408	421,252
PepsiCo	142,681	8,097,147
Philip Morris International	180,061	8,390,843
Procter & Gamble	267,144	14,829,163
Reynolds American	15,690	682,672
Safeway	38,869	735,790
Sara Lee	64,764	689,089
SUPERVALU	19,462	288,621
SYSCO	53,636	1,274,391
Tyson Foods, Cl. A	27,685	316,440
Wal-Mart Stores	204,460	10,198,465
Walgreen	90,836 a	2,820,458
Whole Foods Market	12,835 a,b	310,479
		93,779,071
Energy--11.7%
Anadarko Petroleum	44,943	2,166,253
Apache	30,853	2,590,109
Baker Hughes	28,240	1,143,720
BJ Services	26,929 a	381,853
Cabot Oil & Gas	9,480	333,032
Cameron International	19,860 b	620,228
Chesapeake Energy	51,974	1,114,323
Chevron	183,869	12,773,379
ConocoPhillips	135,606	5,927,338
Consol Energy	16,754	595,270
Denbury Resources	23,783 b	394,798
Devon Energy	40,899	2,375,823
Diamond Offshore Drilling	6,406 a	575,707

El Paso	64,584 a	649,715
ENSCO International	13,265	502,611
EOG Resources	23,002	1,702,838
Exxon Mobil	447,440	31,495,302
FMC Technologies	11,523 a,b	501,251
Halliburton	82,368 a	1,819,509
Hess	26,141	1,442,983
Marathon Oil	65,424 a	2,109,924
Massey Energy	7,488 a	199,181
Murphy Oil	17,400	1,012,680
Nabors Industries	25,804 b	439,184
National Oilwell Varco	38,597 b	1,387,176
Noble Energy	15,788	964,963
Occidental Petroleum	74,220	5,294,855
Peabody Energy	24,900 a	824,439
Pioneer Natural Resources	11,017 a	314,535
Range Resources	14,321 a	664,638
Rowan	10,326	220,254
Schlumberger	109,558	5,861,353
Smith International	19,809 a	497,800
Southwestern Energy	31,379 b	1,300,032
Spectra Energy	59,495	1,092,328
Sunoco	10,705 a	264,306
Tesoro	12,614 a	165,117
Valero Energy	51,027	918,486
Williams Cos.	53,593	894,467
XTO Energy	53,145	2,138,023
		95,669,783
Financial--13.3%
Aflac	43,030	1,629,116
Allstate	49,488	1,331,722
American Express	108,292	3,067,912
American International Group	11,386 a	149,612
Ameriprise Financial	23,366	649,575
AON	25,294	997,848
Apartment Investment & Management,
Cl. A	11,500 a	107,870

Assurant	10,936	279,087
AvalonBay Communities	7,294 a	424,511
Bank of America	790,671	11,694,024
Bank of New York Mellon	109,121	2,983,368
BB & T	58,190 a	1,331,387
Boston Properties	12,496	661,038
Capital One Financial	41,083 a	1,261,248
CB Richard Ellis Group, Cl. A	20,241 a,b	220,627
Charles Schwab	86,226	1,540,859
Chubb	32,093	1,482,055
Cincinnati Financial	14,959	361,260
Citigroup	502,525 a	1,593,004
CME Group	6,049	1,686,643
Comerica	13,889	331,114
Discover Financial Services	43,923	521,805
E*TRADE FINANCIAL	42,972 a,b	64,458
Equity Residential Properties
Trust	24,787	594,888
Federated Investors, Cl. B	8,152 a	211,381
Fifth Third Bancorp	65,849 a	625,566
First Horizon National	18,944 a,b	242,862
Franklin Resources	13,976	1,239,392
Genworth Financial, Cl. A	39,491	272,488
Goldman Sachs Group	46,077	7,524,374
Hartford Financial Services Group	29,995	494,618
HCP	23,175 a	596,988
Health Care REIT	10,241 a	410,254
Host Hotels & Resorts	54,363	493,616
Hudson City Bancorp	47,927	673,854
Huntington Bancshares	48,176 a	197,040
IntercontinentalExchange	6,718 a,b	631,895
Invesco	35,426	699,663
Janus Capital Group	13,421 a	183,331
JPMorgan Chase & Co.	356,189	13,766,705
KeyCorp	62,831	363,163
Kimco Realty	28,784	283,235
Legg Mason	13,023 a	366,467

Leucadia National	16,233 b	397,709
Lincoln National	26,783	567,532
Loews	33,186	996,244
M & T Bank	7,068 a	412,206
Marsh & McLennan Cos.	47,623	972,462
Marshall & Ilsley	31,460	190,018
MBIA	13,212 a,b	55,358
MetLife	75,652	2,568,385
Moody's	16,999 a	403,556
Morgan Stanley	123,349 a	3,515,447
Nasdaq OMX Group	12,515 b	264,442
Northern Trust	21,929	1,311,573
NYSE Euronext	24,497	660,194
People's United Financial	31,878 a	518,018
Plum Creek Timber	14,745 a	461,224
PNC Financial Services Group	41,906	1,536,274
Principal Financial Group	28,456	674,407
Progressive	62,153 b	968,344
ProLogis	38,507 a	338,477
Prudential Financial	41,832	1,851,903
Public Storage	11,544 a	837,748
Regions Financial	100,402 a	443,777
Simon Property Group	25,149	1,401,302
SLM	43,151 b	383,612
State Street	44,331	2,229,849
SunTrust Banks	42,624	831,168
T. Rowe Price Group	23,818 a	1,112,539
Torchmark	7,877 a	307,676
Travelers Cos.	53,952	2,323,713
U.S. Bancorp	173,697	3,545,156
Unum Group	30,626	574,850
Ventas	13,208 a	466,242
Vornado Realty Trust	14,402	734,790
Wells Fargo & Co.	425,767	10,414,261
XL Capital, Cl. A	31,645	445,561
Zions Bancorporation	10,586 a	143,758
		109,101,698

Health Care--13.3%
Abbott Laboratories	141,655	6,373,058
Aetna	41,189	1,110,867
Allergan	28,215	1,507,527
AmerisourceBergen	27,296	538,277
Amgen	92,921 b	5,789,908
Baxter International	55,486	3,127,746
Becton, Dickinson & Co.	21,849	1,423,462
Biogen Idec	26,535 b	1,261,739
Boston Scientific	138,205 b	1,484,322
Bristol-Myers Squibb	181,276	3,940,940
C.R. Bard	9,109	670,149
Cardinal Health	33,327	1,109,789
Celgene	42,239 b	2,405,933
Cephalon	6,249 a,b	366,504
CIGNA	25,750	731,300
Coventry Health Care	13,925 b	320,275
DaVita	9,720 b	483,084
Dentsply International	13,660 a	455,561
Eli Lilly & Co.	92,525 a	3,228,197
Express Scripts	24,654 b	1,726,766
Forest Laboratories	27,949 b	721,923
Genzyme	24,935 b	1,293,877
Gilead Sciences	83,399 b	4,080,713
Hospira	14,694 b	564,690
Humana	15,660 b	514,431
IMS Health	16,679	200,148
Intuitive Surgical	3,536 a,b	803,804
Johnson & Johnson	252,513	15,375,517
King Pharmaceuticals	22,702 b	205,907
Laboratory Corp. of America
Holdings	10,186 a,b	684,397
Life Technologies	15,853 b	721,787
McKesson	24,916	1,274,453
Medco Health Solutions	44,242 b	2,338,632
Medtronic	102,325	3,624,352
Merck & Co.	193,114 a	5,795,351

Millipore	5,037 b	350,575
Mylan	27,958 a,b	368,766
Patterson Cos.	8,335 a,b	211,376
PerkinElmer	10,879	191,797
Pfizer	618,524	9,853,087
Quest Diagnostics	13,950	761,949
Schering-Plough	149,871	3,973,080
St. Jude Medical	31,705 b	1,195,596
Stryker	21,534	837,242
Tenet Healthcare	43,752 b	172,820
Thermo Fisher Scientific	38,348 b	1,736,397
UnitedHealth Group	109,163	3,063,114
Varian Medical Systems	11,574 b	408,215
Waters	9,163 b	460,441
Watson Pharmaceuticals	9,563 a,b	332,123
WellPoint	44,495 b	2,342,217
Wyeth	121,998	5,679,007
Zimmer Holdings	19,805 b	922,913
		109,116,101
Industrial--9.7%
3M	63,633	4,487,399
Avery Dennison	10,424	278,634
Boeing	66,367	2,847,808
Burlington Northern Santa Fe	25,382 a	1,994,771
C.H. Robinson Worldwide	15,631	852,358
Caterpillar	55,678 a	2,453,173
Cintas	11,994	302,009
Cooper Industries, Cl. A	14,939	492,240
CSX	36,430	1,461,572
Cummins	18,522	796,631
Danaher	23,214	1,421,625
Deere & Co.	38,483	1,683,246
Dover	17,338	589,665
Dun & Bradstreet	4,955	356,710
Eaton	15,082	783,057
Emerson Electric	68,922	2,507,382
Equifax	11,889	309,708

Expeditors International
Washington	19,533	662,755
Fastenal	11,776 a	418,872
FedEx	28,688	1,946,194
Flowserve	5,283	426,708
Fluor	16,714	882,499
General Dynamics	35,198	1,949,617
General Electric	968,506	12,977,980
Goodrich	11,564	593,927
Honeywell International	67,988	2,359,184
Illinois Tool Works	34,923	1,416,128
Iron Mountain	16,569 a,b	483,980
ITT	16,644	822,214
Jacobs Engineering Group	11,202 b	459,058
L-3 Communications Holdings	10,711	808,681
Lockheed Martin	29,961	2,239,884
Manitowoc	11,877 a	73,400
Masco	33,376	464,928
Monster Worldwide	11,418 a,b	148,777
Norfolk Southern	33,322	1,441,177
Northrop Grumman	29,683	1,323,268
Paccar	33,510 a	1,161,122
Pall	10,966	329,857
Parker Hannifin	14,903	659,905
Pitney Bowes	18,913	390,553
Precision Castparts	12,811	1,022,446
Quanta Services	17,853 b	416,153
R.R. Donnelley & Sons	19,482	270,800
Raytheon	36,457	1,711,656
Republic Services	29,495 a	784,567
Robert Half International	14,544 a	360,546
Rockwell Automation	13,451 a	557,006
Rockwell Collins	14,718	621,100
Ryder System	5,259 a	184,749
Southwest Airlines	67,113	526,837
Stericycle	7,850 b	401,920
Textron	22,853 a	307,144

Union Pacific	45,945	2,642,756
United Parcel Service, Cl. B	91,192 a	4,899,746
United Technologies	86,251	4,698,092
W.W. Grainger	5,724 a	514,645
Waste Management	45,013 a	1,265,315
		79,244,134
Information Technology--18.2%
Adobe Systems	48,049 b	1,557,748
Advanced Micro Devices	55,478 a,b	203,049
Affiliated Computer Services, Cl. A	8,841 b	419,152
Agilent Technologies	32,376 a,b	751,771
Akamai Technologies	15,576 b	256,069
Altera	27,493	513,844
Amphenol, Cl. A	15,351	511,956
Analog Devices	26,611	728,343
Apple	81,661 b	13,342,591
Applied Materials	121,059	1,670,614
Autodesk	20,547 b	448,130
Automatic Data Processing	46,062	1,715,810
BMC Software	16,636 b	566,123
Broadcom, Cl. A	38,502 b	1,086,911
CA	35,790	756,601
Ciena	8,118 a,b	90,597
Cisco Systems	528,973 b	11,642,696
Citrix Systems	16,805 a,b	598,258
Cognizant Technology Solutions, Cl. A	26,741 b	791,266
Computer Sciences	13,874 b	668,311
Compuware	23,476 b	172,079
Convergys	11,329 b	121,334
Corning	141,965	2,413,405
Dell	157,813 b	2,111,538
eBay	99,045 b	2,104,706
Electronic Arts	29,182 b	626,538
EMC	183,748 b	2,767,245
Fidelity National Information

Services	17,441 a	408,468
Fiserv	14,014 b	664,404
FLIR Systems	13,946 a,b	299,700
Google, Cl. A	21,968 b	9,732,922
Harris	12,364 a	387,117
Hewlett-Packard	218,669	9,468,368
Intel	509,948	9,816,499
International Business Machines	121,230	14,296,654
Intuit	29,450 b	874,665
Jabil Circuit	19,158	175,487
JDS Uniphase	19,919 b	116,725
Juniper Networks	48,786 a,b	1,274,778
KLA-Tencor	15,572 a	496,435
Lexmark International, Cl. A	7,180 a,b	103,966
Linear Technology	20,529 a	551,614
LSI	58,854 b	304,864
MasterCard, Cl. A	6,691 a	1,298,255
McAfee	14,072 b	627,330
MEMC Electronic Materials	20,971 b	369,509
Microchip Technology	16,963 a	456,814
Micron Technology	69,938 a,b	446,904
Microsoft	701,366	16,496,128
Molex	13,041	231,608
Motorola	210,526 a	1,507,366
National Semiconductor	18,122 a	272,917
NetApp	30,559 b	686,355
Novell	32,133 b	147,169
Novellus Systems	9,422 b	184,389
NVIDIA	48,248 b	623,847
Oracle	347,344	7,686,723
Paychex	29,415 a	779,498
QLogic	10,208 b	133,214
QUALCOMM	151,160	6,985,104
Red Hat	17,296 b	394,868
Salesforce.com	9,584 a,b	415,371
SanDisk	20,942 b	373,186
Sun Microsystems	66,892 b	613,400

Symantec	74,658 b	1,114,644
Tellabs	36,434 b	211,317
Teradata	16,664 b	409,434
Teradyne	15,551 a,b	122,542
Texas Instruments	116,524 a	2,802,402
Total System Services	18,190 a	267,029
VeriSign	17,869 b	365,242
Western Digital	20,383 b	616,586
Western Union	64,418	1,126,027
Xerox	80,033	655,470
Xilinx	25,877 a	561,272
Yahoo!	128,933 b	1,846,321
		148,437,592
Materials--3.3%
Air Products & Chemicals	19,344	1,443,062
AK Steel Holding	10,368	203,938
Alcoa	87,881	1,033,480
Allegheny Technologies	9,301 a	251,871
Ball	8,365	404,531
Bemis	9,394	247,250
CF Industries Holdings	4,292	338,810
Dow Chemical	96,759	2,048,388
E.I. du Pont de Nemours & Co.	83,186	2,572,943
Eastman Chemical	6,998 a	347,521
Ecolab	15,506	643,654
Freeport-McMoRan Copper & Gold	37,922 a	2,286,697
International Flavors & Fragrances	7,393	260,677
International Paper	39,310	739,421
MeadWestvaco	15,929	310,456
Monsanto	50,189	4,215,876
Newmont Mining	45,240 a	1,870,674
Nucor	28,749	1,278,468
Owens-Illinois	15,357 b	521,217
Pactiv	12,122 b	305,232
PPG Industries	14,915	820,325
Praxair	28,030	2,191,385
Sealed Air	14,667	269,726

Sigma-Aldrich	10,925	554,444
Titanium Metals	9,065 a	75,874
United States Steel	12,897 a	512,656
Vulcan Materials	11,047 a	524,512
Weyerhaeuser	19,377	678,970
		26,952,058
Telecommunication Services--3.3%
American Tower, Cl. A	36,365 b	1,239,683
AT & T	540,643	14,181,066
CenturyTel	27,239 a	855,032
Frontier Communications	30,030	210,210
Metropcs Communications	23,192 a,b	274,825
Qwest Communications International	134,668 a	519,818
Sprint Nextel	264,942 b	1,059,768
Verizon Communications	260,445	8,352,471
Windstream	40,997	359,544
		27,052,417
Utilities--3.8%
AES	61,598 b	787,838
Allegheny Energy	15,412	388,536
Ameren	19,212	488,561
American Electric Power	42,778	1,324,407
CenterPoint Energy	32,125 a	387,106
CMS Energy	20,714 a	268,039
Consolidated Edison	25,002	984,079
Constellation Energy Group	18,414	528,482
Dominion Resources	53,585	1,811,173
DTE Energy	14,932	514,557
Duke Energy	118,478	1,834,039
Dynergy, Cl. A	46,557 b	93,580
Edison International	29,883	965,819
Entergy	17,557	1,410,354
EQT	12,027	461,596
Exelon	60,665	3,085,422
FirstEnergy	27,979	1,152,735
FPL Group	37,816	2,143,033
Integrys Energy	7,023	237,237

Nicor	4,132	150,570
NiSource	25,492	328,592
Northeast Utilities	15,924	366,411
Pepco Holdings	19,858	285,558
PG & E	33,824 a	1,365,475
Pinnacle West Capital	9,197	293,936
PPL	34,706	1,172,716
Progress Energy	25,485	1,005,128
Public Service Enterprise Group	46,621	1,512,851
Questar	15,894	525,615
SCANA	10,806	381,992
Sempra Energy	22,509	1,180,147
Southern	71,065	2,231,441
TECO Energy	19,655	265,146
Wisconsin Energy	10,763	462,486
Xcel Energy	41,343	824,379
		31,219,036
Total Common Stocks
(cost $839,803,953)		792,977,440

	Principal
Short-Term Investments--.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.15%, 9/10/09
(cost $2,359,635)	2,360,000 [c]	2,359,688

Other Investment--2.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,837,000)	20,837,000 [d]	20,837,000

Investment of Cash Collateral for
Securities Loaned--8.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $65,868,183)	65,868,183 [d]	65,868,183

Total Investments (cost $928,868,771)	107.9%	882,042,311
Liabilities, Less Cash and Receivables	(7.9%)	(64,739,338)
Net Assets	100.0%	817,302,973

a	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is $64,314,482 and the total market value of the collateral held by the fund is $65,868,183.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $928,868,771.

Net unrealized depreciation on investments was $46,826,460 of which $163,254,027 related to appreciated investment securities and $210,080,487 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES July 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
Standard & Poor's 500 E-mini	490	24,117,800	September 2009	1,295,514

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	792,977,440	-	-	792,977,440
U.S. Treasury Securities	-	2,359,688	-	2,359,688
Mutual Funds	86,705,183	-	-	86,705,183
Other Financial Instruments+	1,295,514	-	-	1,295,514
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange, are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.3%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.3%
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000	169,944
General Dynamics,
Gtd. Notes	4.25	5/15/13	125,000	130,109
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	496,711
Northrop Grumman,
Gtd. Debs.	7.75	3/1/16	540,000	633,969
Raytheon,
Sr. Unscd. Notes	4.85	1/15/11	125,000	130,017
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	177,851
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000	2,930,208
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	55,107
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000	63,070
				4,786,986
Agriculture--.2%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,253,230
Archer Daniels,
Sr. Unscd. Notes	5.45	3/15/18	130,000	138,969
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	809,987
Reynolds American,
Gtd. Notes	7.63	6/1/16	170,000	176,787
				3,378,973
Asset-Backed Ctfs.--.1%
CPL Transition Funding,
Ser. 2002-1, Cl. A4	5.96	7/15/15	550,000	595,531

Asset-Backed Ctfs./Auto Receivables--.1%
Chase Manhattan Auto Owner Trust,
Ser. 2006-A, Cl. A4	5.36	1/15/13	74,675	74,805
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	700,000	725,206
				800,011
Asset-Backed Ctfs./Credit Cards--.1%

Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000	177,306
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000	518,104
Citibank Credit Card Issuance
Trust, Ser. 2003-A10, Cl. A10	4.75	12/10/15	500,000 a	512,071
				1,207,481
Asset-Backed Ctfs./Home Equity Loans--0%
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	200,000 b	159,040

Automobile Manufacturers--.1%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	225,000	238,231
Daimler Finance North America,
Gtd. Notes	7.30	1/15/12	400,000	428,652
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	220,816
				887,699
Banks--2.9%
Abbey National,
Sub. Debs.	7.95	10/26/29	350,000	326,933
Bank of America,
Gtd. Notes	3.13	6/15/12	3,000,000 a	3,103,959
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000 a	337,239
Bank of America,
Sr. Unscd. Notes	5.38	6/15/14	275,000	278,885
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000	549,618
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	965,000	921,984
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	2,450,000	2,356,050
Bank of America,
Sr. Sub. Notes	7.80	2/15/10	500,000	513,993
Bank One,
Sub. Notes	5.90	11/15/11	500,000	528,140
BB & T,
Sub. Notes	4.75	10/1/12	325,000 a	328,784
BB & T,
Sub. Notes	4.90	6/30/17	150,000	137,554
Citigroup,
Gtd. Bonds	2.13	4/30/12	3,500,000	3,518,588
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	4,400,000	4,351,842
Credit Suisse New York,

Sub. Notes	6.00	2/15/18	1,400,000	1,449,701
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	889,148
Dresdner Bank,
Sub. Notes	7.25	9/15/15	145,000	125,357
Fifth Third Bank,
Sr. Notes	4.20	2/23/10	200,000	201,660
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	825,703
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	190,938
Fleet Financial Group,
Sub. Notes	7.38	12/1/09	175,000	176,541
Golden West Financial,
Sr. Unscd. Notes	4.75	10/1/12	1,000,000	1,028,573
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	650,000 a	674,962
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,287,064
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	524,603
JP Morgan Chase,
Sub. Notes	6.00	10/1/17	150,000	156,112
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	83,331
KFW,
Govt Gtd. Bonds	4.00	10/15/13	1,400,000	1,466,910
KFW,
Gov't Gtd. Bonds	4.13	10/15/14	1,200,000	1,218,565
KFW,
Gov. Gtd. Bonds	4.50	7/16/18	1,800,000	1,870,393
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000	1,316,997
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000	673,813
KFW,
Gov't Gtd. Notes	8.00	2/15/10	35,000	36,286
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	350,000	356,472
Mercantile Bankshares,
Sub. Notes, Ser. B	4.63	4/15/13	200,000	181,779
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,467,008
National City Bank,
Sr. Unscd. Notes	4.50	3/15/10	1,275,000	1,293,686
NationsBank,
Sub. Notes	7.80	9/15/16	235,000	233,986

Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000 a	1,544,073
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	221,823
Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	950,000	1,008,719
Royal Bank of Scotland Group,
Sub. Notes	5.00	10/1/14	175,000	147,816
Royal Bank of Scotland Group,
Sr. Sub. Notes	6.38	2/1/11	410,000	410,403
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000	499,367
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	500,000 b	489,529
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	201,071
Suntrust Capital VIII,
Bank Gtd. Secs.	6.10	12/15/36	335,000 b	215,685
U.S. Bank,
Sub. Notes	4.95	10/30/14	45,000	47,452
U.S. Bank,
Sub. Notes	6.38	8/1/11	100,000 a	107,118
UBS,
Sr. Sub. Notes	5.88	7/15/16	75,000	69,934
UBS,
Sr. Unscd. Notes	5.88	12/20/17	760,000	730,835
Union Planters,
Sr. Unscd. Notes	4.38	12/1/10	400,000 a	387,614
Wachovia Bank,
Sub. Notes	5.00	8/15/15	250,000	239,824
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000	420,642
Wachovia,
Sub. Notes	5.25	8/1/14	200,000	201,601
Wachovia,
Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,135,731
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,140,000	2,175,706
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	420,000	440,561
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000 a	880,851
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	447,847
				47,007,359
Building & Construction--.0%
CRH America,

Gtd. Notes	5.30	10/15/13	500,000	490,128

Chemicals--.2%
Dow Chemical,
Sr. Unscd. Notes	6.00	10/1/12	2,200,000	2,288,238
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.25	12/15/16	500,000	529,463
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	6.00	7/15/18	560,000	620,189
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000	156,562
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	200,000	219,516
Praxair,
Sr. Unscd. Notes	6.38	4/1/12	100,000	110,047
				3,924,015
Commercial & Professional Services--.0%
R.R. Donnelley & Sons,
Sr. Unscd. Notes	4.95	5/15/10	750,000	752,323

Commercial Mortgage Pass-Through Ctfs.--2.9%
Asset Securitization,
Ser. 1995-D1, Cl. A2	7.59	7/11/27	8,499	8,641
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000	942,485
Banc of America Commercial
Mortgage, Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000 b	1,313,714
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000	890,087
Banc of America Commercial
Mortgage, Ser. 2000-2, Cl. A2	7.20	9/15/32	462,810 b	471,226
Bank of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	300,000 b	256,699
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A4	4.68	8/13/39	350,000 b	342,775
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10,
Cl. A2	4.74	3/13/40	400,000	402,976
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000	848,656
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.72	9/11/38	850,000 b	809,315
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,

Cl. A2	6.46	10/15/36	175,000	185,114
Bear Stearns Commercial Mortgage
Securities, Ser. 2001-TOP2,
Cl. A2	6.48	2/15/35	230,000	238,116
Chase Commercial Mortgage
Securities, Ser. 2000-3, Cl. A2	7.32	10/15/32	394,115	407,613
Chase Commercial Mortgage
Securities, Ser. 2000-2, Cl. A2	7.63	7/15/32	246,896	254,624
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.73	3/15/49	225,000 b	215,864
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.10	12/10/49	1,100,000 b	964,780
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.23	7/15/44	1,900,000 b	1,879,666
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.36	1/15/46	85,000 b	73,654
Commercial Mortgage Pass-Through
Certificates, Ser. 2005-LP5,
Cl. A2	4.63	5/10/43	1,430,760	1,438,653
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.83	6/15/38	1,500,000 b	1,200,055
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A5	5.11	7/15/36	1,245,000 b	1,203,190
CS First Boston Mortgage
Securities, Ser. 2002-CKP1,
Cl. A3	6.44	12/15/35	675,000	721,345
CS First Boston Mortgage
Securities, Ser. 2001-CK3,
Cl. A4	6.53	6/15/34	375,000	389,142
CS First Boston Mortgage
Securities, Ser. 1999-C1,
Cl. A2	7.29	9/15/41	44,689	44,732
CS First Boston Mortgage
Securities, Ser. 2000-C1,
Cl. A2	7.55	4/15/62	176,415	180,312
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.82	5/15/46	1,000,000 b	761,561
DLJ Commercial Mortgage,
Ser. 2000-CKP1, Cl. A1B	7.18	11/10/33	406,064	417,033
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3	6.27	12/10/35	1,250,000	1,305,874
GMAC Commercial Mortgage
Securities, Ser. 2003-C1, Cl. B	4.19	5/10/36	4,700,000	3,967,568

Greenwich Capital Commercial
Funding, Ser. 2005-GG5, Cl. A5	5.22	4/10/37	1,000,000 b	942,959
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	775,000	740,105
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.81	8/10/45	1,000,000 b	789,677
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000	896,733
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000 b	561,866
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.12	7/15/41	150,000	139,750
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000	1,029,321
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000	285,729
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000	205,427
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000 b	434,264
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000 b	795,035
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LD11, Cl. A4	5.80	6/15/49	1,855,000 b	1,488,798
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C2, Cl. A2	7.33	10/15/32	78,389	78,424
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	475,000	464,853
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	700,000 b	662,709
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000	317,808
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000 b	248,831
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000	917,229
LB-UBS Commercial Mortgage Trust,
Ser. 2000-C3, Cl. A2	7.95	5/15/25	827,544 b	838,407

Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000 b	503,741
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.24	11/12/37	375,000 b	368,448
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.83	6/12/50	1,000,000 b	756,484
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.75	6/12/50	1,200,000 b	877,303
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000	931,349
Morgan Stanley Capital I,
Ser. 2004-T15, Cl. A4	5.27	6/13/41	3,160,000 b	3,055,413
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000 b	982,382
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000 b	469,479
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000	503,084
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP1, Cl. A4	6.66	2/15/33	109,774	113,158
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000 b	770,031
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000 b	741,077
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C31, Cl. A4	5.51	4/15/47	2,500,000	1,912,638
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000	136,882
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,150,000 b	961,675
				47,056,539
Consumer Products--.3%
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000	233,567
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	2,625,000	2,876,192
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	324,771
Procter & Gamble,
Sr. Unscd. Notes	6.88	9/15/09	750,000	755,879
				4,190,409
Diversified Financial Services--4.2%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/18	250,000	258,148
AEP Texas Central Transition

Funding, Sr. Scd. Bonds,
Ser. A-5	5.31	7/1/20	45,000	45,388
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	690,424
American Express,
Sr. Unscd. Notes	7.00	3/19/18	2,600,000	2,673,018
BA Master Credit Card Trust II,
Asset Backed Notes, Ser. 99-J	7.00	2/15/12	875,000	881,330
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	100,682
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	501,545
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	578,330
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	303,165
BP Capital Markets,
Gtd. Notes	5.25	11/7/13	2,500,000	2,741,893
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000	203,210
Capital One Capital III,
Gtd. Cap. Secs.	7.69	8/15/36	200,000	156,375
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	2,600,000	2,840,412
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000	2,893,967
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	1,075,000	1,089,333
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	885,000	815,147
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	434,338
Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000	86,089
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000	620,103
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	750,000	753,377
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	200,000	200,518
Credit Suisse USA,
Gtd. Notes	5.38	3/2/16	200,000 a	210,787
Credit Suisse USA,
Gtd. Notes	5.50	8/15/13	1,000,000 a	1,074,019
Credit Suisse USA,
Gtd. Notes	6.50	1/15/12	1,300,000	1,414,994
General Electric Capital,

Gtd. Notes	2.20	6/8/12	3,000,000 a	3,027,729
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000 a	372,928
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	650,000 a	678,149
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	1,000,000	1,010,209
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000 a	1,349,786
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	500,000	434,544
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,445,000	1,387,545
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000	310,100
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	2,800,000	2,887,772
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	15,000	15,831
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	491,877
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	727,850
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	203,802
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	2,725,000	2,960,647
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	630,000	637,495
Goldman Sachs Group,
Sr. Unscd. Notes	7.35	10/1/09	100,000	101,138
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,173,209
Household Finance,
Sr. Unscd. Notes	4.75	7/15/13	700,000 a	701,548
Household Finance,
Sr. Unscd. Notes	8.00	7/15/10	630,000	656,270
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	2,625,000	2,543,013
International Lease Finance,
Sr. Unscd. Notes	4.75	1/13/12	250,000	178,477
International Lease Finance,
Sr. Unscd. Notes	5.00	4/15/10	1,200,000 a	1,079,440
International Lease Finance,
Sr. Unscd. Notes	5.65	6/1/14	350,000	244,154
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	142,623

Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000 a	26,400
JP Morgan Chase Capital XX,
Gtd. Notes, Ser. T	6.55	9/29/36	50,000	42,773
JP Morgan Chase XVII,
Gtd. Debs., Ser. Q	5.85	8/1/35	310,000	264,549
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	2,500,000 a	2,588,507
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000	2,616,031
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	250,000	253,283
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,000,000	2,121,482
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000	709,515
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	1,000,000	1,069,507
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000	556,327
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,235,000	1,273,033
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000	536,966
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	65,000	63,936
Merrill Lynch & Co.,
Notes	6.88	4/25/18	1,450,000	1,463,974
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	151,458
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	2,000,000	2,004,858
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000	1,534,621
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000 a	1,098,071
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000	177,235
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	1,100,000	1,172,641
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	328,530
National Rural Utilities
Cooperative Finance, Coll.
Trust Notes	4.38	10/1/10	600,000	616,156
National Rural Utilities
Cooperative Finance, Coll.

Trust Bonds	5.45	2/1/18	1,100,000	1,131,901
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	100,000	70,314
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000	311,328
Toyota Motor Credit,
Sr. Unscd. Notes	4.35	12/15/10	150,000 a	153,731
				67,219,855
Diversified Metals & Mining--.4%
Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	345,640
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	530,147
Alcoa,
Sr. Unscd. Notes	6.00	1/15/12	250,000 a	256,109
BHP Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000	1,234,838
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	895,000	950,045
Inco,
Unsub. Bonds	7.20	9/15/32	100,000	96,031
Noranda,
Gtd. Notes	5.50	6/15/17	165,000	145,954
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	1,820,000	1,913,555
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	545,618
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	911,807
				6,929,744
Electric Utilities--1.4%
Cincinnati Gas & Electric,
Sr. Unscd. Bonds	5.70	9/15/12	185,000	201,894
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000	152,066
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000	168,061
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	649,628
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	216,756
Constellation Energy Group,
Sr. Unscd. Notes	7.00	4/1/12	225,000	235,625
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	250,000	242,287
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000	206,148

Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000	2,168,371
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	107,143
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	710,000	777,794
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	75,000	81,028
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	2,500,000	2,501,875
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	135,000	144,083
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	460,000	507,368
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000 a	1,157,687
Florida Power & Light,
First Mortgage Debs.	5.65	2/1/35	25,000	26,422
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	200,000	264,148
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	28,415
MidAmerican Energy Holdings,
Sr. Unscd. Notes	5.88	10/1/12	950,000	1,029,430
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	550,000	586,273
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	146,283
Northern States Power,
First Mortgage Bonds	6.25	6/1/36	750,000	852,136
Ohio Power,
Sr. Unscd. Notes, Ser. F	5.50	2/15/13	1,500,000	1,571,617
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	193,953
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	287,841
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000	105,602
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	506,304
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	838,440
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	335,000	357,077
PPL Electric Utilities,
Sr. Scd. Bonds	6.25	8/15/09	300,000	300,327
Progress Energy,

Sr. Unscd. Notes	7.10	3/1/11	500,000	532,001
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	581,321
Public Service Company of
Colorado, First Mortgage
Bonds, Ser. 10	7.88	10/1/12	350,000	405,880
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000	227,006
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000 a	229,030
Southern California Edison,
First Mortgage Bonds, Ser. 08-A	5.95	2/1/38	70,000	77,278
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000 a	506,241
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	105,837
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000	1,979,532
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	152,505
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	527,033
				21,935,746
Food & Beverages--.9%
Anheuser-Busch Cos.,
Sr. Unscd. Bonds	5.00	1/15/15	1,000,000	1,010,534
Anheuser-Busch Cos.,
Sr. Unscd. Notes	5.50	1/15/18	145,000 a	145,237
Bottling Group,
Gtd. Notes	4.63	11/15/12	350,000	372,305
Coca-Cola Enterprises,
Sr. Unscd. Debs.	6.70	10/15/36	250,000 a	281,501
Coca-Cola Enterprises,
Sr. Unscd. Debs.	6.95	11/15/26	175,000	201,449
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/22	100,000	131,177
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	376,386
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	771,275
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	132,795
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,405,904
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	125,000	135,252

H.	J. Heinz,

Sr. Unscd. Debs.	6.38	7/15/28	100,000	102,889
Hershey,
Sr. Unscd. Notes	5.30	9/1/11	750,000	803,206
Hershey,
Sr. Unscd. Debs.	8.80	2/15/21	30,000	36,287
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	435,277
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	2,975,000	3,252,597
Kraft Foods,
Sr. Unscd. Notes	6.25	6/1/12	225,000	244,700
Kroger,
Gtd. Notes	7.50	4/1/31	800,000 a	955,820
Nabisco,
Sr. Unscd. Debs.	7.55	6/15/15	640,000	724,556
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000	953,993
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,260,645
Safeway,
Sr. Unscd. Notes	4.95	8/16/10	125,000	128,197
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	210,000	226,984
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	300,000 a	316,934
SYSCO,
Sr. Unscd. Notes	5.38	9/21/35	350,000	339,468
				14,745,368
Foreign/Governmental--2.6%
Asian Development Bank,
Notes	2.75	5/21/14	3,500,000	3,479,056
Asian Development Bank,
Sr. Unsub. Notes	4.50	9/4/12	1,750,000	1,862,600
European Investment Bank,
Sr. Unscd. Notes	3.25	2/15/11	2,000,000 a	2,055,920
European Investment Bank,
Sr. Unscd. Bonds	3.25	5/15/13	2,600,000	2,657,166
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	500,000 a	533,964
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000	373,718
European Investment Bank,
Sr. Unscd. Bonds	4.88	1/17/17	850,000	902,216
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	1,600,000	1,733,608
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000	2,368,745

Federal Republic of Brazil,
Unscd. Bonds	8.25	1/20/34	1,000,000	1,222,500
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	500,000	705,000
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000	558,088
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	9/20/12	1,530,000	1,632,040
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000	162,869
International Bank for
Reconstruction & Development,
Sr. Unsub. Notes	5.00	4/1/16	700,000	762,637
International Bank for
Reconstruction & Development,
Unsub. Bonds	7.63	1/19/23	700,000	915,494
Japan Finance,
Gov. Gtd. Bonds	2.00	6/24/11	2,500,000	2,524,288
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	25,000	28,285
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000	13,377
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000	620,643
Province of Ontario Canada,
Sr. Unscd. Bonds	3.63	10/21/09	1,200,000	1,208,387
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	1,062,735
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000 a	736,961
Province of Quebec Canada,
Bonds	5.13	11/14/16	125,000	133,119
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000	236,583
Province of Quebec Canada,
Unscd. Debs, Ser. PD	7.50	9/15/29	250,000	317,766
Province of Saskatchewan Canada,
Debs.	7.38	7/15/13	500,000	570,119
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	625,000	679,562
Republic of Finland,
Bonds	6.95	2/15/26	25,000	30,653
Republic of Hungary,
Unsub. Notes	4.75	2/3/15	125,000	115,794
Republic of Italy,
Sr. Unscd. Notes	4.50	1/21/15	50,000	51,801

Republic of Italy,
Sr. Unscd. Notes	5.25	9/20/16	155,000	161,598
Republic of Italy,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000	1,515,885
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	550,000	548,640
Republic of Italy,
Sr. Unscd. Notes	6.00	2/22/11	1,725,000	1,849,493
Republic of Italy,
Sr. Unscd. Notes	6.88	9/27/23	610,000	699,913
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000	201,577
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000	1,124,685
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	540,000	534,600
Republic of Poland,
Sr. Unscd. Notes	5.25	1/15/14	250,000	256,539
Republic of South Africa,
Sr. Unscd. Notes	6.50	6/2/14	170,000	186,150
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	791,000 a	810,775
United Mexican States,
Notes	5.95	3/19/19	1,200,000 a	1,227,600
United Mexican States,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000	1,386,900
United Mexican States,
Notes	9.88	2/1/10	1,525,000 a	1,595,913
				42,355,962
Health Care--1.1%
Abbott Laboratories,
Sr. Unscd. Notes	5.13	4/1/19	1,500,000	1,587,699
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	170,000	188,151
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	282,592
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000	437,799
Amgen,
Sr. Unscd. Notes	6.40	2/1/39	570,000	649,461
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000	606,606
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	700,000	775,395
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000	463,574
Covidien International Finance,

Gtd. Notes	6.00	10/15/17	590,000	651,495
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000	779,073
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000	236,755
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	500,000	520,415
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	740,000	804,731
Johnson & Johnson,
Unscd. Debs.	4.95	5/15/33	170,000	165,015
Johnson & Johnson,
Unscd. Notes	5.95	8/15/37	470,000	524,316
Merck & Co.,
Sr. Unscd. Debs.	6.40	3/1/28	150,000	168,452
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000	2,720,402
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000	51,468
Quest Diagnostics,
Gtd. Notes	5.45	11/1/15	500,000	494,345
Schering-Plough,
Sr. Unscd. Notes	5.55	12/1/13	1,000,000 b	1,086,364
Schering-Plough,
Sr. Unscd. Notes	6.75	12/1/33	80,000 b	92,215
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	89,679
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000	304,688
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	844,312
Wellpoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000	1,013,964
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000	65,133
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000	367,108
WellPoint,
Sr. Unscd. Notes	6.80	8/1/12	300,000	317,922
Wyeth,
Sr. Unscd. Notes	5.50	2/1/14	150,000	163,761
Wyeth,
Sr. Unscd. Notes	5.95	4/1/37	200,000	214,334
Wyeth,
Sr. Unscd. Notes	6.50	2/1/34	200,000	228,648
				16,895,872

Industrial--.1%

Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	1/2/18	183,989	158,231
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	150,000	158,686
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000	1,693,062
				2,009,979
Machinery--.1%
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000	384,340
Caterpillar,
Sr. Unscd. Debs.	7.30	5/1/31	125,000	139,751
Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000 a	880,100
				1,404,191
Manufacturing--.3%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000	811,399
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000	526,220
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	1,015,262
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000	1,354,601
Honeywell International,
Sr. Unscd. Notes	6.13	11/1/11	175,000	190,696
Tyco International Finance,
Gtd. Notes	6.88	1/15/21	235,000	239,630
				4,137,808
Media--.9%
AOL Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,196,338
AT & T Broadband,
Gtd. Notes	9.46	11/15/22	304,000 a	382,848
CBS,
Gtd. Debs.	7.88	7/30/30	80,000	67,664
Comcast Cable Communications,
Sr. Unscd. Notes	6.75	1/30/11	600,000	639,205
Comcast Cable Communications,
Gtd. Notes	8.38	3/15/13	4,000,000	4,599,560
Comcast,
Gtd. Notes	6.45	3/15/37	200,000	214,798
Comcast,
Gtd. Notes	6.95	8/15/37	365,000	415,954
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000	463,393

COX Communications,
Unscd. Notes	7.13	10/1/12	275,000	305,764
News America Holdings,
Gtd. Debs.	7.75	12/1/45	100,000	103,147
News America Holdings,
Gtd. Debs.	8.25	8/10/18	150,000	178,685
News America,
Gtd. Notes	6.20	12/15/34	250,000	245,241
News America,
Gtd. Notes	6.65	11/15/37	360,000	374,300
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000 a	884,694
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000	374,677
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	569,741
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	1,000,000	1,216,705
Time Warner,
Gtd. Debs.	6.50	11/15/36	200,000 a	201,430
Time Warner,
Gtd. Notes	6.88	5/1/12	250,000	273,047
Time Warner,
Gtd. Debs.	6.95	1/15/28	325,000	335,501
Viacom,
Gtd. Debs.	5.50	5/15/33	250,000 a	176,541
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	247,833
Walt Disney,
Sr. Unscd. Notes, Ser. B	6.38	3/1/12	100,000	110,280
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	181,067
Walt Disney,
Sr. Unscd. Debs.	7.55	7/15/93	100,000	110,133
				13,868,546
Oil & Gas--1.5%
Amerada Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	202,994
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	300,000	318,328
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	364,165
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	151,043
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	418,524
Canadian National Resources,

Sr. Unscd. Notes	6.25	3/15/38	1,180,000	1,289,924
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000	363,519
Conoco,
Sr. Unscd. Notes	6.95	4/15/29	125,000	141,811
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000	522,292
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000	1,142,689
ConocoPhillips,
Sr. Unscd. Notes	8.75	5/25/10	200,000	213,358
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000	339,466
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000	680,420
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	1,055,000	1,215,382
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	995,000	1,061,763
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	75,000	80,784
Exxon Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	19,669
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000	1,438,558
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	606,895
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000	1,167,611
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000	375,015
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	366,336
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000	1,463,164
Nexen,
Sr. Unscd. Notes	5.20	3/10/15	150,000	148,730
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	111,986
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	586,477
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	63,554
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	207,820
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	60,000	56,953

Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000	437,634
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000	625,352
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	436,657
Plains All America Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	543,953
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	500,000	516,673
Shell International Finance,
Gtd. Notes	5.63	6/27/11	500,000 a	539,311
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	593,623
Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000	250,392
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	961,961
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	202,860
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000 a	401,539
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	76,864
Texas Eastern Transmission,
Sr. Unscd. Notes	7.30	12/1/10	140,000	144,423
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	209,911
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	81,413
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	841,053
Transocean,
Sr. Unscd. Notes	7.50	4/15/31	875,000	998,717
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/37	115,000	102,502
Valero Energy,
Sr. Unscd. Notes	7.50	4/15/32	170,000	166,440
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	800,000	829,147
				24,079,655
Paper & Forest Products--.1%
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	1,707,056
Weyerhaeuser,
Sr. Unscd. Debs.	7.38	3/15/32	400,000	343,333
				2,050,389

Property & Casualty Insurance--.6%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	354,154
Aetna,
Gtd. Debs.	7.63	8/15/26	50,000	45,647
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	125,810
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	175,000	159,852
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	350,000	368,283
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	309,586
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	526,969
AON,
Gtd. Debs.	8.21	1/1/27	70,000	66,850
AXA,
Sub. Bonds	8.60	12/15/30	165,000	171,014
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	1,937,938
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	555,892
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	82,330
GE Global Insurance Holdings,
Sr. Unscd. Notes	7.00	2/15/26	150,000	124,935
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000	486,100
Marsh & McLennan Cos.,
Sr. Unscd. Bonds	5.88	8/1/33	275,000 a	245,259
MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000	227,021
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	260,000	273,145
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000	1,409,240
Nationwide Financial Services,
Sr. Unscd. Notes	6.25	11/15/11	350,000	344,131
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	182,393
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	90,723
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000	333,452
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000	239,552

St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000	994,655
Torchmark,
Sr. Unscd. Debs.	8.25	8/15/09	150,000	149,790
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000	254,108
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000	298,644
				10,357,473
Real Estate Investment Trusts--.2%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	439,788
Brandywine Operating Partnership,
Gtd. Notes	5.75	4/1/12	130,000	118,808
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000	595,933
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000 a	88,035
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	91,324
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	170,588
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	1,400,000	1,276,316
Simon Property Group,
Sr. Unscd. Notes	6.35	8/28/12	400,000	406,676
				3,187,468
Retail--.6%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000	534,463
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	106,614
CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000	533,668
Home Depot,
Sr. Unscd. Notes	3.75	9/15/09	1,000,000	1,001,704
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000	2,632,561
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,122,491
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	765,377
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	420,888
Target,
Sr. Unscd. Notes	5.88	3/1/12	100,000 a	108,988
Target,

Sr. Unscd. Debs.	7.00	7/15/31	125,000	133,241
Target,
Sr. Unscd. Notes	7.00	1/15/38	380,000	428,980
Wal-Mart Stores,
Sr. Unscd. Notes	4.13	2/15/11	75,000	78,086
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	589,521
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	870,000	1,013,706
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	742,380
				10,212,668
State/Territory General Obligation--.3%
State of California Build America
Taxable Various Purpose, Bonds	7.50	4/1/34	1,000,000	1,033,060
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	1,600,000	1,655,968
State of Illinois Taxable Pension
Funding, Bonds	5.10	6/1/33	1,530,000	1,328,361
				4,017,389
Technology--.3%
Electronic Data Systems,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	125,000 b	137,591
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000	606,694
International Business Machines,
Unsub. Notes	5.70	9/14/17	600,000	657,608
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	225,000	267,779
International Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000	86,442
International Business Machines,
Sr. Unscd. Notes	8.00	10/15/38	550,000	757,307
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000	386,628
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000 a	693,665
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	1,000,000	1,046,691
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000	165,343
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000	580,129
				5,385,877
Telecommunications--1.8%
America Movil,
Gtd. Notes	6.38	3/1/35	100,000	99,338

AT & T Wireless,
Sr. Unscd. Notes	7.88	3/1/11	1,225,000	1,327,763
AT & T Wireless,
Gtd. Notes	8.13	5/1/12	250,000 a	283,974
AT & T Wireless,
Sr. Unscd. Notes	8.75	3/1/31	720,000	942,659
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000	1,605,345
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	1,000,000	1,114,090
AT&T,
Gtd. Notes	8.00	11/15/31	470,000 b	585,094
BellSouth Telecommunications,
Sr. Unscd. Debs.	6.38	6/1/28	550,000	564,058
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000	104,489
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000	590,522
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000 b	215,503
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000	548,469
Cisco Systems,
Notes	5.90	2/15/39	630,000	671,857
Deutsche Telekom International
Finance, Gtd. Bonds	8.50	6/15/10	215,000 b	226,519
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000 b	1,167,363
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	150,000	142,121
France Telecom,
Sr. Unsub. Notes	8.50	3/1/31	220,000 b	299,543
GTE,
Debs.	6.94	4/15/28	100,000	109,362
KPN,
Sr. Unscd. Notes	8.00	10/1/10	250,000	263,919
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000	313,810
Motorola,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000	1,161,421
New Jersey Bell Telephone,
Sr. Unscd. Debs.	8.00	6/1/22	25,000	27,665
Pacific-Bell,
Gtd. Bonds	7.13	3/15/26	310,000	336,312
Rogers Wireless,
Gtd. Notes	6.38	3/1/14	760,000	845,312
SBC Communications,

Sr. Unscd. Notes	5.10	9/15/14	250,000	268,151
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	775,000	845,528
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	3,000,000	3,070,443
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	900,000	930,039
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000	101,961
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000	195,915
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000	1,374,653
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	200,000	212,102
U.S. West Communications,
Sr. Unscd. Debs.	6.88	9/15/33	330,000	257,400
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000	1,591,497
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000	571,838
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	500,000	533,698
Verizon Global Funding,
Sr. Unscd. Notes	7.38	9/1/12	500,000	566,513
Verizon Global Funding,
Sr. Unscd. Notes	7.75	12/1/30	690,000 a	825,371
Verizon Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	850,000 c	1,081,248
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000	590,021
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	1,000,000	1,070,420
Vodafone Group,
Sr. Unscd. Notes	7.75	2/15/10	580,000	598,185
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000	152,570
				28,384,061
Transportation--.2%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	107,232
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	121,549
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000	115,273
CSX,
Sr. Unscd. Notes	6.15	5/1/37	1,100,000	1,076,251

Federal Express,
Sr. Unscd. Notes	9.65	6/15/12	225,000	262,562
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000	9,569
Norfolk Southern,
Sr. Unscd. Notes	7.05	5/1/37	825,000	954,527
Norfolk Southern,
Sr. Unscd. Notes	7.80	5/15/27	250,000	285,504
Union Pacific,
Sr. Unscd. Debs.	6.63	2/1/29	325,000	358,278
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000	484,622
United Parcel Service,
Sr. Unscd. Debs.	8.38	4/1/30	10,000 b	12,704
				3,788,071
U.S. Government Agencies--7.5%
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	2,750,000	2,856,749
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	2,700,000	2,909,239
Federal Home Loan Banks,
Bonds, Ser. 498	3.88	1/15/10	4,625,000	4,699,060
Federal Home Loan Banks,
Bonds, Ser. 421	3.88	6/14/13	2,500,000	2,644,175
Federal Home Loan Banks,
Bonds, Ser. 567	4.38	9/17/10	2,800,000	2,915,268
Federal Home Loan Banks,
Bonds, Ser. 616	4.63	2/18/11	1,000,000	1,056,589
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000	1,079,145
Federal Home Loan Banks,
Bonds	4.88	11/18/11	3,000,000	3,235,035
Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	2,159,918
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000	2,809,963
Federal Home Loan Banks,
Bonds	5.13	8/14/13	1,260,000	1,391,975
Federal Home Loan Banks,
Bonds	5.38	8/19/11	3,400,000	3,671,106
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000	358,261
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000	336,755
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000	512,868
Federal Home Loan Mortgage Corp.,

Notes	2.50	4/23/14	4,800,000 d	4,763,558
Federal Home Loan Mortgage Corp.,
Notes	4.00	12/15/09	2,350,000 d	2,381,965
Federal Home Loan Mortgage Corp.,
Notes	4.13	9/27/13	3,800,000 d	4,059,635
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000 d	2,113,958
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	3,200,000 d	3,457,357
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000 d	1,512,930
Federal Home Loan Mortgage Corp.,
Notes	4.75	1/18/11	1,250,000 d	1,320,350
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	1,000,000 d	1,095,598
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000 d	1,360,655
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000 d	905,612
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,125,000 d	1,232,583
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000 d	827,028
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000 d	717,384
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	6,000,000 d	6,470,046
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000 d	2,324,206
Federal Home Loan Mortgage Corp.,
Notes	5.50	9/15/11	500,000 d	544,469
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	2,500,000 d	2,756,738
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000 d	1,218,674
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000 d	499,515
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	2,500,000 d	2,671,968
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000 d	1,697,225
Federal National Mortgage
Association, Notes	2.00	1/9/12	3,700,000 d	3,744,718
Federal National Mortgage
Association, Notes	2.75	3/13/14	4,500,000 d	4,512,330
Federal National Mortgage
Association, Notes	3.88	2/15/10	1,025,000 d	1,044,167

Federal National Mortgage
Association, Bonds	4.38	3/15/13	2,605,000 d	2,813,306
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000 d	905,859
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,400,000 d	1,519,816
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000 d	1,622,295
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000 d	220,284
Federal National Mortgage
Association, Notes	5.00	3/15/16	240,000 d	262,826
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000 d	1,311,764
Federal National Mortgage
Association, Notes	5.13	4/15/11	2,500,000 d	2,674,932
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000 d	381,286
Federal National Mortgage
Association, Sub. Notes	5.25	8/1/12	1,000,000 d	1,059,179
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000 d	1,361,191
Federal National Mortgage
Association, Notes	5.38	11/15/11	1,250,000 d	1,362,703
Federal National Mortgage
Association, Notes	5.38	6/12/17	2,760,000 d	3,099,383
Federal National Mortgage
Association, Notes	5.50	3/15/11	1,200,000 d	1,287,878
Federal National Mortgage
Association, Bonds	6.00	5/15/11	2,450,000 d	2,660,379
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000 d	1,359,361
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000 d	1,606,897
Federal National Mortgage
Association, Notes	6.63	11/15/10	3,350,000 d	3,600,607
Federal National Mortgage
Association, Notes	7.25	1/15/10	1,550,000 d	1,599,695
Financing (FICO),
Bonds	8.60	9/26/19	40,000	54,814
Financing (FICO),
Bonds, Ser. E	9.65	11/2/18	510,000	723,978
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000	807,358
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000	709,735
Tennessee Valley Authority,

Bonds, Ser. C	6.00	3/15/13	1,750,000	1,965,785
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000	187,978
				121,028,064
U.S. Government Agencies/Mortgage-Backed--36.0%
Federal Home Loan Mortgage Corp.:
4.50%			2,900,000 d,e	2,912,688
3.50%, 6/1/19			42,489 d	41,863
4.00%, 8/1/18 - 5/1/39			12,240,803 d	12,178,863
4.10%, 2/1/35			803,572 b,d	808,601
4.46%, 12/1/34			49,408 b,d	50,845
4.50%, 5/1/10 - 5/1/39			23,749,764 d	24,139,243
4.63%, 2/1/34			742,752 b,d	763,672
4.70%, 6/1/34			47,472 b,d	49,081
4.70%, 8/1/35			565,177 b,d	578,088
4.73%, 4/1/33			31,242 b,d	32,335
4.99%, 6/1/35			20,592 b,d	21,061
5.00%, 12/1/17 - 4/1/39			42,315,189 d	43,530,869
5.12%, 12/1/34			79,354 b,d	82,828
5.13%, 8/1/34			32,977 b,d	34,399
5.20%, 11/1/33			36,128 b,d	37,750
5.31%, 3/1/37			439,404 b,d	460,842
5.47%, 3/1/36			32,058 b,d	33,739
5.50%, 9/1/09 - 7/1/39			50,120,515 d	52,071,659
5.52%, 2/1/37			1,515,964 b,d	1,593,128
5.64%, 10/1/32			16,111 b,d	16,322
5.65%, 4/1/36			852,985 b,d	893,840
5.67%, 8/1/37			333,593 b,d	350,742
6.00%, 12/1/13 - 10/1/38			32,215,044 d	33,840,025
6.20%, 6/1/36			33,526 b,d	35,488
6.50%, 12/1/12 - 11/1/37			7,363,551 d	7,876,786
7.00%, 10/1/11 - 7/1/37			532,681 d	579,133
7.50%, 7/1/10 - 11/1/33			222,322 d	246,612
8.00%, 2/1/17 - 10/1/31			103,161 d	116,139
8.50%, 10/1/18 - 6/1/30			3,744 d	4,193
Federal National Mortgage Association:
4.00%			5,000,000 d,e	4,904,690
4.50%			20,000,000 d,e	20,193,282
5.00%			4,000,000 d,e	4,154,376
5.50%			7,000,000 d,e	7,252,658
2.86%, 6/1/34			453,619 b,d	458,560
4.00%, 9/1/18 - 5/1/39			13,100,126 d	13,090,718
4.04%, 9/1/33			27,737 b,d	28,148
4.11%, 9/1/33			69,578 b,d	71,623
4.28%, 6/1/34			166,336 b,d	171,464
4.33%, 1/1/35			674,234 b,d	692,728
4.50%, 4/1/18 - 5/1/39			39,657,531 d	40,287,207

4.58%, 3/1/34	720,886 b,d	742,908
4.80%, 10/1/34	36,967 b,d	38,321
4.86%, 8/1/35	167,869 b,d	174,449
4.86%, 9/1/35	1,404,351 b,d	1,457,095
4.90%, 11/1/32	28,911 b,d	29,293
4.96%, 5/1/33	24,471 b,d	25,445
5.00%, 5/1/10 - 7/1/38	65,700,359 d	67,583,999
5.04%, 1/1/35	41,584 b,d	43,447
5.13%, 12/1/35	39,078 b,d	39,902
5.18%, 11/1/36	630,381 b,d	651,790
5.21%, 6/1/35	120,616 b,d	126,043
5.26%, 11/1/35	27,164 b,d	28,382
5.45%, 2/1/37	1,180,546 b,d	1,241,023
5.50%, 2/1/14 - 12/1/38	76,530,245 d	79,517,076
5.68%, 3/1/37	243,307 b,d	255,712
5.94%, 11/1/36	82,380 b,d	86,325
5.94%, 2/1/37	22,261 b,d	23,516
6.00%, 12/1/36	110,140 b,d	115,461
6.00%, 6/1/11 - 11/1/38	50,309,618 d	52,895,315
6.50%, 1/1/11 - 9/1/38	17,231,548 d	18,482,624
7.00%, 4/1/11 - 3/1/38	2,950,716 d	3,219,119
7.50%, 8/1/15 - 3/1/32	233,148 d	259,194
8.00%, 2/1/13 - 8/1/30	73,344 d	81,562
8.50%, 9/1/15 - 7/1/30	30,843 d	33,306
9.00%, 4/1/16 - 10/1/30	4,082 d	4,665
Government National Mortgage Association I:
6.00%	6,000,000 e	6,299,064
4.50%, 1/15/19 - 3/15/39	4,781,869	4,848,439
5.00%, 1/15/17 - 5/15/39	20,240,864	20,856,319
5.50%, 9/15/20 - 11/15/38	22,144,983	23,094,205
6.00%, 10/15/13 - 9/15/38	16,927,408	17,812,674
6.50%, 2/15/24 - 8/15/38	4,319,947	4,609,345
7.00%, 10/15/11 - 8/15/32	242,442	266,212
7.50%, 9/15/11 - 10/15/32	183,770	203,630
8.00%, 2/15/17 - 3/15/32	51,711	58,367
8.25%, 10/15/26 - 6/15/27	10,495	11,931
8.50%, 10/15/26	18,735	21,454
9.00%, 2/15/22 - 2/15/23	12,233	14,028
Government National Mortgage Association II:
3.50%, 5/20/34	28,454	27,466
6.50%, 2/20/28	2,398	2,592
8.50%, 7/20/25	1,422	1,622
		579,969,608
U.S. Government Securities--30.0%
U.S. Treasury Bonds:
3.50%, 2/15/39	4,500,000 a	3,890,398
4.25%, 5/15/39	2,700,000	2,673,008

4.38%, 2/15/38	1,180,000 a	1,191,432
4.50%, 2/15/36	2,200,000 a	2,268,064
4.50%, 5/15/38	1,900,000 a	1,959,377
4.75%, 2/15/37	2,900,000 a	3,107,080
5.00%, 5/15/37	955,000	1,062,736
5.25%, 11/15/28	1,440,000 a	1,619,101
5.25%, 2/15/29	1,200,000 a	1,349,063
5.38%, 2/15/31	1,405,000 a	1,613,336
5.50%, 8/15/28	2,000,000	2,311,564
6.00%, 2/15/26	1,600,000 a	1,934,501
6.13%, 11/15/27	1,605,000	1,979,668
6.13%, 8/15/29	1,400,000 a	1,741,688
6.25%, 8/15/23	2,610,000 a	3,191,542
6.25%, 5/15/30	2,060,000 a	2,610,407
6.38%, 8/15/27	1,300,000 a	1,643,689
6.50%, 11/15/26	770,000 a	982,232
6.88%, 8/15/25	1,000,000 a	1,313,125
7.13%, 2/15/23	1,575,000 a	2,064,234
7.25%, 5/15/16	2,300,000 a	2,886,682
7.25%, 8/15/22	870,000 a	1,147,993
7.50%, 11/15/24	1,900,000 a	2,615,470
7.63%, 2/15/25	660,000	921,112
7.88%, 2/15/21	805,000 a	1,096,058
8.00%, 11/15/21	2,670,000 a	3,697,117
8.13%, 8/15/19	2,050,000 a	2,810,423
8.13%, 5/15/21	1,500,000 a	2,084,062
8.75%, 5/15/17	775,000 a	1,060,116
8.75%, 5/15/20	775,000 a	1,109,098
8.75%, 8/15/20	2,000,000	2,869,064
8.88%, 8/15/17	2,725,000 a	3,768,165
8.88%, 2/15/19	1,000,000 a	1,425,469
9.00%, 11/15/18	660,000 a	944,780
12.50%, 8/15/14	40,000	40,163
U.S. Treasury Notes:
0.88%, 12/31/10	17,500,000 a	17,526,670
0.88%, 4/30/11	7,000,000 a	6,989,101
1.13%, 1/15/12	14,000,000 a	13,924,540
1.25%, 11/30/10	36,000,000 a	36,258,948
1.38%, 2/15/12	10,800,000 a	10,796,630
1.38%, 5/15/12	5,000,000	4,981,665
1.50%, 10/31/10	13,500,000 a	13,642,384
1.50%, 12/31/13	6,800,000 a	6,576,348
1.75%, 11/15/11	13,000,000 a	13,141,219
1.75%, 3/31/14	3,200,000 a	3,107,002
1.88%, 6/15/12	7,800,000 a	7,871,315
1.88%, 2/28/14	2,900,000 a	2,836,325
1.88%, 4/30/14	8,915,000 a	8,685,822

2.00%, 9/30/10	4,400,000 a	4,473,220
2.00%, 11/30/13	8,500,000 a	8,409,696
2.13%, 4/30/10	4,675,000	4,737,640
2.25%, 5/31/14	3,500,000 a	3,462,525
2.38%, 3/31/16	4,000,000	3,830,316
2.50%, 3/31/13	2,600,000 a	2,652,814
2.63%, 7/31/14	5,000,000	5,021,500
2.63%, 2/29/16	300,000 a	292,242
2.75%, 10/31/13	5,600,000 a	5,720,753
2.75%, 2/15/19	8,200,000 a	7,706,057
2.88%, 1/31/13	3,495,000 a	3,616,235
3.13%, 4/30/13	6,600,000 a	6,875,860
3.13%, 9/30/13	3,000,000 a	3,114,141
3.13%, 5/15/19	5,215,000 a	5,055,280
3.25%, 12/31/09	5,500,000 a	5,568,106
3.25%, 5/31/16	2,500,000 a	2,523,635
3.25%, 6/30/16	4,600,000 a	4,635,940
3.38%, 11/30/12	790,000 a	831,722
3.38%, 6/30/13	3,425,000 a	3,595,983
3.38%, 7/31/13	6,500,000 a	6,827,034
3.50%, 5/31/13	2,370,000 a	2,500,352
3.50%, 2/15/18	6,035,000	6,080,269
3.63%, 5/15/13	2,700,000 a	2,860,736
3.75%, 11/15/18	6,515,000 a	6,648,382
3.88%, 2/15/13	1,150,000 a	1,229,153
3.88%, 5/15/18	6,200,000 a	6,405,381
4.00%, 2/15/14	2,700,000 a	2,894,908
4.00%, 2/15/15	3,600,000 a	3,835,969
4.00%, 8/15/18	3,500,000 a	3,642,464
4.13%, 8/31/12	1,200,000 a	1,288,969
4.13%, 5/15/15	8,000,000 a	8,557,504
4.25%, 9/30/12	800,000 a	863,688
4.25%, 8/15/13	2,800,000 a	3,032,753
4.25%, 11/15/13	3,921,000 a	4,245,404
4.25%, 8/15/14	2,700,000 a	2,920,220
4.25%, 11/15/14	7,400,000 a	7,987,960
4.25%, 8/15/15	7,305,000 a	7,855,731
4.25%, 11/15/17	2,530,000 a	2,691,290
4.38%, 8/15/12	225,000 a	243,492
4.50%, 2/28/11	3,500,000 a	3,699,885
4.50%, 9/30/11	676,000 a	723,373
4.50%, 11/30/11	3,500,000 a	3,758,401
4.50%, 3/31/12	2,950,000 a	3,186,693
4.50%, 11/15/15	3,800,000 a	4,136,064
4.50%, 2/15/16	425,000 a	462,852
4.50%, 5/15/17	1,800,000	1,952,017
4.63%, 8/31/11	700,000 a	749,657

4.63%, 10/31/11	4,300,000 a	4,622,840
4.63%, 11/15/16	2,000,000 a	2,189,688
4.63%, 2/15/17	2,252,000 a	2,462,071
4.75%, 3/31/11	1,800,000	1,913,555
4.75%, 5/15/14	2,400,000 a	2,649,564
4.75%, 8/15/17	2,300,000 a	2,532,337
4.88%, 4/30/11	9,600,000 a	10,245,754
4.88%, 5/31/11	9,200,000 a	9,842,924
4.88%, 7/31/11	4,500,000 a	4,833,283
4.88%, 8/15/16	2,530,000 a	2,809,487
5.00%, 2/15/11	3,400,000 a	3,616,352
5.00%, 8/15/11	4,125,000 a	4,450,170
5.13%, 5/15/16	1,350,000 a	1,520,860
5.75%, 8/15/10	19,875,000 a	20,947,952
6.00%, 8/15/09	4,650,000 a	4,659,811
6.50%, 2/15/10	5,100,000 a	5,268,943
		483,289,843
Total Bonds and Notes
(cost $1,550,012,167)		1,582,490,131

Other Investment--3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $48,909,000)	48,909,000 [f]	48,909,000

Investment of Cash Collateral for
Securities Loaned--27.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $448,271,592)	448,271,592 [f]	448,271,592

Total Investments (cost $2,047,192,759)	129.2%	2,079,670,723
Liabilities, Less Cash and Receivables	(29.2%)	(470,099,102)
Net Assets	100.0%	1,609,571,621

a	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is $429,587,307 and the total market value of the collateral held by the fund is $448,271,592.
b	Variable rate security--interest rate subject to periodic change.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, this security amounted to $1,081,248 or .1% of net assets.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Purchased on a forward commitment basis.

f Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,047,192,759.

Net unrealized appreciation on investments was $32,477,964 of which $46,383,968 related to appreciated investment securities and $13,906,004 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	483,289,843	-	483,289,843
Asset-Backed	-	2,762,063	-	2,762,063
Corporate Bonds	-	291,960,217	-	291,960,217
Foreign Government	-	52,406,408	-	52,406,408
Municipal Bonds	-	4,017,389	-	4,017,389
U.S. Government	-	700,997,672	-	700,997,672
Agencies/Mortgage-Backed
Commercial Mortgage-Backed	-	47,056,539	-	47,056,539
Mutual Funds	497,180,592	-	-	497,180,592
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates fair value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2009 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--11.1%
Autoliv	139,480 a	4,994,779
Best Buy	79,800	2,982,126
Gap	169,140	2,760,365
Hasbro	143,120	3,792,680
Home Depot	235,430	6,107,054
Jones Apparel Group	174,680	2,403,597
Newell Rubbermaid	442,000 a	5,688,540
News, Cl. A	612,810 a	6,330,327
Omnicom Group	153,180	5,208,120
Rent-A-Center	125,430 b	2,603,927
Target	147,010	6,412,576
Time Warner	131,893	3,516,267
Whirlpool	73,170 a	4,177,275
		56,977,633
Consumer Staples--10.0%
Coca-Cola Enterprises	332,960	6,256,318
Colgate-Palmolive	51,000 a	3,694,441
CVS Caremark	231,130	7,738,232
Kroger	310,130	6,630,579
Nestle, ADR	255,280	10,486,902
PepsiCo	144,330	8,190,728
Philip Morris International	180,330	8,403,378
		51,400,578
Energy--10.9%
Anadarko Petroleum	137,360	6,620,752
Chevron	173,040	12,021,089
ConocoPhillips	157,310	6,876,020
ENSCO International	106,290	4,027,328
Hess	78,430	4,329,336
Newfield Exploration	135,270 b	5,320,169

Occidental Petroleum	134,210	9,574,541
XTO Energy	179,957	7,239,670
		56,008,905
Exchange Traded Funds--.8%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	41,350	4,085,794
Financial--13.4%
Bank of America	818,380	12,103,840
BlackRock	27,920 a	5,319,877
Charles Schwab	208,830	3,731,792
First Horizon National	1 b	13
Franklin Resources	66,600 a	5,906,088
JPMorgan Chase & Co.	397,240	15,353,326
MetLife	153,360	5,206,572
Morgan Stanley	243,800	6,948,300
State Street	135,690	6,825,207
Wells Fargo & Co.	318,070 a	7,779,992
		69,175,007
Health Care--14.6%
Alexion Pharmaceuticals	59,810 b	2,634,631
AmerisourceBergen	130,660	2,576,615
Amgen	187,620 b	11,690,602
CIGNA	198,280	5,631,152
Covidien	90,030	3,404,034
Gilead Sciences	101,890 b	4,985,478
Hospira	81,840 b	3,145,111
King Pharmaceuticals	244,490 b	2,217,524
Merck & Co.	187,510 a	5,627,175
Pfizer	870,594	13,868,563
Schering-Plough	217,080	5,754,791
St. Jude Medical	63,910 b	2,410,046
Teva Pharmaceutical Industries,
ADR	61,230	3,266,008
Universal Health Services, Cl. B	46,200	2,569,182
Vertex Pharmaceuticals	142,080 a,b	5,116,301
		74,897,213
Industrial--10.7%

Cummins	106,870	4,596,479
Dover	151,070	5,137,891
FedEx	91,970	6,239,245
General Electric	274,330 a	3,676,022
JetBlue Airways	657,340 a,b	3,359,007
Norfolk Southern	189,820 a	8,209,715
Parker Hannifin	128,150	5,674,482
R.R. Donnelley & Sons	209,710	2,914,969
Raytheon	152,610 a	7,165,040
Textron	111,170 a	1,494,125
Tyco International	212,750	6,429,305
		54,896,280
Information Technology--18.9%
Akamai Technologies	164,190 a,b	2,699,284
Apple	69,860 b	11,414,425
BMC Software	118,000 b	4,015,540
Broadcom, Cl. A	129,400 b	3,652,962
Cisco Systems	477,950 b	10,519,680
EMC	381,510 b	5,745,541
Google, Cl. A	17,430 b	7,722,362
Hewlett-Packard	225,040	9,744,232
International Business Machines	116,410	13,728,231
Microsoft	343,470	8,078,414
Motorola	800,290 a	5,730,076
Oracle	403,740	8,934,766
Sybase	73,630 a,b	2,635,954
Teradata	108,890 b	2,675,427
		97,296,894
Materials--3.8%
Dow Chemical	253,450	5,365,537
E.I. du Pont de Nemours & Co.	196,320	6,072,178
Freeport-McMoRan Copper & Gold	84,380 a	5,088,114
Owens-Illinois	84,360 b	2,863,178
		19,389,007
Telecommunication Services--1.8%
AT & T	356,970	9,363,323
Utilities--3.5%

American Electric Power	109,620	3,393,835
Mirant	180,980 b	3,268,499
PG & E	101,240 a	4,087,059
Sempra Energy	137,780	7,223,805
		17,973,198
Total Common Stocks
(cost $464,545,011)		511,463,832

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,580,000)	6,580,000 [c]	6,580,000
Investment of Cash Collateral for
Securities Loaned--5.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $30,438,261)	30,438,261 [c]	30,438,261
Total Investments (cost $501,563,272)	106.7%	548,482,093
Liabilities, Less Cash and Receivables	(6.7%)	(34,365,254)
Net Assets	100.0%	514,116,839

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is $27,171,768 and the total market value of the collateral held by the fund is $30,438,261.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $501,563,272. Net unrealized appreciation on investments was $46,918,821 of which $70,028,187 related to appreciated investment securities and $23,109,366 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investments in Securities:
Equity Securities - Domestic	493,625,128	-		-	493,625,128
Equity Securities - Foreign	3,266,008	10,486,902		-	13,752,910
Mutual Funds/Exchange Traded Funds	41,104,055	-		-	41,104,055
Other Financial Instruments+	-	-		-	-
Liabilities ($)
Other Financial Instruments+	-	-		-	-
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange, are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
July 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--53.2%	Principal Amount ($)	Value ($)
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.40%, 9/1/09	25,000,000	25,000,107
Bank of America N.A.
0.80%, 11/16/09	25,000,000	25,000,000
Bank of Ireland (Yankee)
1.90%, 10/6/09	20,000,000 a	20,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.75%, 8/10/09	25,000,000	25,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.42%, 8/17/09	25,000,000	25,000,000
Credit Industriel et Commercial (Yankee)
0.55%, 9/21/09	25,000,000	25,000,000
Fortis Bank (Yankee)
0.64%, 9/15/09	25,000,000	25,000,000
Natixis (Yankee)
0.52%, 11/3/09	25,000,000	25,000,000
Royal Bank of Scotland PLC (Yankee)
0.61%, 9/17/09	25,000,000	25,000,000
Societe Generale (Yankee)
0.77%, 9/1/09	25,000,000	25,000,000
UBS AG (Yankee)
0.72%, 9/10/09	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $270,000,107)		270,000,107
Commercial Paper--27.5%
Abbey National North America LLC
0.18%, 8/3/09	20,000,000	19,999,800
CAFCO LLC
0.40%, 10/9/09	25,000,000 a	24,980,833
Cancara Asset Securitisation Ltd.
0.70%, 9/9/09	25,000,000 a	24,981,042

General Electric Co.
0.18%, 8/3/09	20,000,000	19,999,800
Govco Inc.
0.40%, 9/16/09	25,000,000 a	24,987,222
ING (US) Funding LLC
0.40%, 8/31/09	25,000,000	24,991,667
Total Commercial Paper
(cost $139,940,364)		139,940,364
U.S. Government Agency--9.8%
Federal Home Loan Bank
0.65%, 9/10/09
(cost $50,000,000)	50,000,000 [b]	50,000,000
Time Deposit--3.1%
Wells Fargo Bank, NA (Grand Cayman)
0.15%, 8/3/09
(cost $16,000,000)	16,000,000	16,000,000
Repurchase Agreement--11.2%
RBS Securities
0.21%, dated 7/31/09, due 8/3/09 in the amount of
$57,000,998 (fully collateralized by $58,920,000 U.S.
Treasury Notes, 2.25%, due 5/31/14, value $58,142,257)
(cost $57,000,000)	57,000,000	57,000,000
Total Investments (cost $532,940,471)	104.8%	532,940,471
Liabilities, Less Cash and Receivables	(4.8%)	(24,544,755)
Net Assets	100.0%	508,395,716

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $94,949,097 or 18.7% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At July 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	532,940,471
Level 3 - Significant Unobservable Inputs	-
Total	532,940,471

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a

“Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008,was extended by the Treasury until April 30, 2009 and had been extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015% .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves

July 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--4.0%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation and LOC;
National Rural Utilities
Cooperative Finance Corporation)		2.85	11/16/09	5,000,000	5,000,000
Chatom Industrial Development
Board, PCR, Refunding (Alabama
Electric Cooperative, Inc.
Project) (Liquidity Facility;
National Rural Utilities
Cooperative Finance
Corporation)		2.65	12/1/09	5,000,000	5,000,000
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		0.91	8/7/09	5,000,000 a,b	5,000,000

Connecticut--1.3%
New Haven,
GO Notes, BAN		1.25	2/15/10	5,000,000	5,009,358

Florida--11.7%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wachovia Bank)		0.59	8/7/09	1,000,000 a	1,000,000
Broward County Educational
Facilities Authority,

Educational Facilities Revenue
(Nova Southeastern University
Project) (LOC; Bank of America)	0.33	8/1/09	3,500,000 a	3,500,000
Escambia County,
SWDR (Gulf Power Company
Project)	0.40	8/1/09	17,900,000 a	17,900,000
Escambia County Health Facilities
Authority, Healthcare
Facilities Revenue, Refunding
(Azalea Trace, Inc. Obligated
Group) (LOC; Bank of America)	0.43	8/1/09	2,000,000 a	2,000,000
Martin County,
PCR, Refunding (Florida Power
and Light Company Project)	0.33	8/1/09	17,000,000 a	17,000,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)
(LOC; Wachovia Bank)	0.59	8/7/09	1,330,000 a	1,330,000
Sarasota County,
IDR (Sarasota Military
Academy, Inc. Project) (LOC;
Wachovia Bank)	0.59	8/7/09	1,720,000 a	1,720,000

Illinois--1.3%
Chicago Board of Education,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.90	8/7/09	1,900,000 a	1,900,000
Chicago O'Hare International
Airport, Revenue (Insured;
Assured Guaranty and Liquidity
Facility; Citibank NA)	0.51	8/7/09	2,810,000 a,b	2,810,000

Indiana--5.8%
Elkhart County,
Revenue (Hubbard Hill Estates,
Inc. Project) (LOC; Fifth
Third Bank)	3.60	8/7/09	2,820,000 a	2,820,000
Indiana Bond Bank,
Midyear Funding Program Notes
(Liquidity Facility; JPMorgan
Chase Bank)	2.00	1/6/10	5,000,000	5,031,073
Indiana Health and Educational

Facility Financing Authority,
Educational Facilities Revenue
(University of Evansville
Project) (LOC; Fifth Third
Bank)	3.00	8/7/09	10,000,000 a	10,000,000
Vigo County,
EDR (Sisters of Providence of
Saint-Mary's of the Woods
Project) (LOC; Allied Irish
Banks)	0.76	8/7/09	4,000,000 a	4,000,000

Kentucky--7.1%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; Fifth Third
Bank)	3.60	8/7/09	3,185,000 a	3,185,000
Lexington-Fayette Urban County
Government, Educational
Building Revenue, Refunding
(The Lexington Christian
Academy, Inc. Project) (LOC;
Fifth Third Bank)	3.60	8/7/09	5,535,000 a	5,535,000
Public Energy Authority of
Kentucky, Inc., Gas Supply
Revenue (Liquidity Facility;
Societe Generale)	0.35	8/1/09	18,000,000 a	18,000,000

Louisiana--2.1%
Louisiana Public Facilities
Authority, Revenue (Dynamic
Fuels, LLC Project) (LOC;
JPMorgan Chase Bank)	0.33	8/1/09	8,000,000 a	8,000,000

Maine--1.5%
Maine Finance Authority,
Revenue (Kents Hill School
Issue) (LOC; Allied Irish
Banks)	0.48	8/7/09	5,515,000 a	5,515,000

Maryland--3.0%

Maryland Health and Higher
Educational Facilities
Authority, Revenue (Woodmont
Academy Issue) (LOC; Allied
Irish Banks)	0.54	8/7/09	11,330,000 a	11,330,000

Massachusetts--5.1%
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Banco
Santander)	3.00	8/7/09	1,120,000 a	1,120,000
Holden,
GO Notes, BAN	1.50	12/15/09	1,000,000	1,003,144
Massachusetts Development Finance
Agency, Multi-Mode Revenue
(Worcester Academy Project)
(LOC; Allied Irish Banks)	0.45	8/7/09	1,200,000 a	1,200,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	0.81	8/7/09	100,000 a	100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.29	8/1/09	6,000,000 a	6,000,000
Worcester,
GO Notes, BAN	1.50	11/6/09	5,700,000	5,711,367
Worcester,
GO Notes, BAN	2.00	11/6/09	4,000,000	4,009,403

Minnesota--1.6%
Puttable Floating Option Tax
Exempt Receipts (Saint Paul
Port Authority, MFHR
(Burlington Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.52	8/7/09	4,080,000 a,b	4,080,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity

Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.75	8/5/09	2,000,000	2,000,000

Nebraska--2.7%
Public Power Generation Agency,
Revenue (Whelan Energy Center
Unit 2) (Insured; Berkshire
Hathaway Assurance Corporation
and Liquidity Facility;
Citibank NA)	0.51	8/7/09	10,000,000 a,b	10,000,000

Nevada--1.3%
Las Vegas Convention and Visitors
Authority, Revenue, CP (LOC:
Bank of Nova Scotia, Fortis
Bank and State Street Bank and
Trust Co.)	0.80	8/25/09	5,000,000	5,000,000

New Hampshire--3.9%
New Hampshire Health and
Educational Facilities
Authority, Revenue (University
System of New Hampshire Issue)
(Liquidity Facility; JPMorgan
Chase Bank)	0.30	8/1/09	6,600,000 a	6,600,000
Rockingham County,
GO Notes, TAN	1.25	12/18/09	8,000,000	8,016,612

New Jersey--8.7%
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	1.00	8/7/09	2,460,000 a	2,460,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	1.00	8/7/09	3,430,000 a	3,430,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	1.00	8/7/09	6,500,000 a	6,500,000
Tobacco Settlement Financing
Corporation of New Jersey,

Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch and Company Inc.)	0.84	8/7/09	20,180,000 a,b	20,180,000

New York--8.7%
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.80	8/7/09	4,260,000 a	4,260,000
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.85	8/7/09	1,000,000 a	1,000,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentale)	0.31	8/1/09	4,400,000 a	4,400,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	0.65	8/7/09	2,000,000 a	2,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Baden-Wurttemberg)	0.80	8/1/09	5,000,000 a	5,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.30	8/1/09	2,200,000 a	2,200,000
New York State Dormitory
Authority, Revenue (Ithaca
College) (LOC; RBS Citizens NA)	2.40	8/7/09	14,100,000 a	14,100,000

North Dakota--1.2%
Mercer County,
PCR, CP (Basin Electric Power
Cooperative)	0.50	8/10/09	4,500,000	4,500,000

Ohio--3.2%
Beavercreek City School District,
School Improvement Unlimited
Tax GO Notes, BAN	2.00	8/18/09	1,810,000	1,811,144
Blue Ash,
EDR (Ursuline Academy of
Cincinnati Project) (LOC;
Fifth Third Bank)	3.00	8/7/09	5,100,000 a	5,100,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	0.80	8/13/09	5,000,000	5,000,000

Oklahoma--4.0%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	1.63	9/1/09	5,000,000	5,000,000
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.00	8/17/09	9,890,000	9,890,000

Pennsylvania--6.3%
Berks County Industrial
Development Authority, Revenue
(Kutztown Resource Management,
Inc. Project) (LOC; Wachovia
Bank)	0.59	8/7/09	3,750,000 a	3,750,000
Berks County Industrial
Development Authority, Revenue
(Richard J. Caron Foundation
Project) (LOC; Wachovia Bank)	0.59	8/7/09	7,200,000 a	7,200,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.68	8/6/09	2,500,000	2,500,000
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.45	8/7/09	4,000,000 a	4,000,000
Harrisburg Authority,
Revenue (Haverford Township

School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.41	8/7/09	3,285,000 a	3,285,000
Lawrence County Industrial
Development Authority, Revenue
(Villa Maria Project) (LOC;
Allied Irish Banks)	1.00	8/7/09	2,025,000 a	2,025,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wachovia Bank)	0.69	8/7/09	540,000 a	540,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (LOC;
Allied Irish Banks)	0.56	8/7/09	440,000 a	440,000

Tennessee--.5%
Clarksville Public Building
Authority, Financing Revenue
(Metropolitan Government of
Nashville and Davidson County
Loan) (LOC; Bank of America)	0.35	8/1/09	2,000,000 a	2,000,000

Texas--7.0%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.52	8/7/09	5,000,000 a,b	5,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.45	12/8/09	4,000,000	4,000,000
Tarrant County Health Facilities
Development Corporation,
Revenue (The Cumberland Rest,
Inc. Project) (LOC; HSH
Nordbank)	2.25	8/1/09	17,275,000 a	17,275,000

Utah--1.6%
Davis County,
GO Notes, TRAN	2.00	12/30/09	6,000,000	6,035,701

Virginia--.7%
Virginia Commonwealth University,
General Pledge Revenue (LOC;
Wachovia Bank)	0.35	8/1/09	2,600,000 a	2,600,000

Washington--1.1%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Mirabella Project)
(LOC; HSH Nordbank)	2.25	8/1/09	4,145,000 a	4,145,000

Wyoming--2.1%
Sweetwater County,
HR (Memorial Hospital Project)
(LOC; Key Bank)	2.04	8/7/09	7,750,000 a	7,750,000

U.S. Related--2.4%
Puerto Rico Commonwealth,
Public Improvement GO,
Refunding (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	1.20	8/7/09	9,000,000 a	9,000,000

Total Investments (cost $375,802,802)			99.9%	375,802,802
Cash and Receivables (Net)			.1%	516,220
Net Assets			100.0%	376,319,022

a	Variable rate demand note - rate shown is the interest rate in effect at July 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $47,070,000 or 12.5% of net assets.

At July 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	375,802,802
Level 3 - Significant Unobservable Inputs	-
Total	375,802,802

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008,was extended by the Treasury until April 30, 2009 and had been extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .015% .022% and .023%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
July 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--35.8%	of Purchase (%)	Amount ($)	Value ($)
10/22/09	0.19	75,000,000	74,968,396
12/17/09	0.70	100,000,000	99,733,583
1/21/10	0.27	25,000,000	24,967,562
Total U.S. Treasury Bills
(cost $199,669,541)			199,669,541

U.S. Treasury Notes--13.7%
12/31/09	0.33	25,000,000	25,300,242
2/16/10	0.39	25,000,000	25,581,328
5/17/10	0.56	25,000,000	25,778,759
Total U.S. Treasury Notes
(cost $76,660,329)			76,660,329

Repurchase Agreements--50.2%
Citigroup Global Markets Holdings Inc.
dated 7/31/09, due 8/3/09 in the amount of
$70,000,992 (fully collateralized by $65,378,100 U.S.
Treasury Notes, 4.50%, due 3/31/12, value $71,400,077)	0.17	70,000,000	70,000,000
Goldman, Sachs & Co.
dated 7/31/09, due 8/3/09 in the amount of
$50,000,417 (fully collateralized by $7,506,200 U.S.
Treasury Bonds, 5.50%, due 8/15/28, value $8,707,650
and $43,642,600 U.S. Treasury Notes, 2.63%, due
4/30/16, value $42,292,407)	0.10	50,000,000	50,000,000
JP Morgan Chase & Co.
dated 7/31/09, due 8/3/09 in the amount of
$80,001,133 (fully collateralized by $106,250,000
U.S. Treasury Strips, due 11/15/16, value $81,603,186)	0.17	80,000,000	80,000,000
RBS Securities
dated 7/31/09, due 8/3/09 in the amount of

$80,001,267 (fully collateralized by $80,580,000 U.S.
Treasury Notes, 3.50%, due 2/15/18, value $81,602,537)	0.19	80,000,000	80,000,000
Total Repurchase Agreements
(cost $280,000,000)			280,000,000
Total Investments (cost $556,329,870)		99.7%	556,329,870
Cash and Receivables (Net)		.3%	1,609,000
Net Assets		100.0%	557,938,870

At July 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	556,329,870
Level 3 - Significant Unobservable Inputs	-
Total	556,329,870

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counter party default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Manager, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and was then further extended by the Treasury until September 18,

2009 at which time it was terminated. The fund’s participation in the Program expired effective May 1, 2009.As a result, shareholder assets in the fund that were covered under the Program since September 19, 2008 were no longer be covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the fund without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Company Stock Fund
July 31, 2009 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--11.2%
Autoliv	9,400	336,614
Best Buy	5,400	201,798
Gap	11,310	184,579
Hasbro	9,650	255,725
Home Depot	15,900	412,446
Jones Apparel Group	12,200	167,872
Newell Rubbermaid	32,550	418,919
News, Cl. A	41,760	431,381
Omnicom Group	10,530	358,020
Rent-A-Center	8,450 a	175,422
Target	10,430	454,957
Time Warner	8,950	238,607
Whirlpool	4,930	281,454
		3,917,794
Consumer Staples--10.2%
Coca-Cola Enterprises	24,520	460,731
Colgate-Palmolive	3,530	255,713
CVS Caremark	15,510	519,275
Kroger	21,740	464,801
Nestle, ADR	17,200	706,576
PepsiCo	10,230	580,553
Philip Morris International	12,610	587,626
		3,575,275
Energy--10.9%
Anadarko Petroleum	9,740	469,468
Chevron	11,640	808,631
ConocoPhillips	10,610	463,763
ENSCO International	7,160	271,292
Hess	5,240	289,248
Newfield Exploration	9,110 a	358,296

Occidental Petroleum	9,040	644,914
XTO Energy	12,275	493,823
		3,799,435
Exchange Traded Funds--1.6%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	5,550	548,396
Financial--13.0%
Bank of America	46,430	686,699
BlackRock	1,880	358,215
Charles Schwab	13,840	247,321
First Horizon National	1 a	13
Franklin Resources	4,450	394,626
JPMorgan Chase & Co.	26,780	1,035,047
MetLife	10,330	350,704
Morgan Stanley	16,440	468,540
State Street	9,130	459,239
Wells Fargo & Co.	21,490	525,645
		4,526,049
Health Care--15.0%
Alexion Pharmaceuticals	4,200 a	185,010
AmerisourceBergen	8,800	173,536
Amgen	13,300 a	828,723
CIGNA	14,440	410,096
Covidien	6,052	228,826
Gilead Sciences	6,890 a	337,128
Hospira	5,420 a	208,291
King Pharmaceuticals	16,450 a	149,202
Merck & Co.	13,740	412,337
Pfizer	62,753	999,655
Schering-Plough	14,640	388,106
St. Jude Medical	4,290 a	161,776
Teva Pharmaceutical Industries,
ADR	4,150	221,361
Universal Health Services, Cl. B	3,120	173,503
Vertex Pharmaceuticals	9,770 a	351,818
		5,229,368
Industrial--10.7%

Cummins	7,180	308,812
Dover	10,200	346,902
FedEx	6,220	421,965
General Electric	18,510	248,034
JetBlue Airways	47,390 a	242,163
Norfolk Southern	12,780	552,735
Parker Hannifin	8,680	384,350
R.R. Donnelley & Sons	14,140	196,546
Raytheon	10,270	482,177
Textron	7,490	100,666
Tyco International	14,642	442,481
		3,726,831
Information Technology--16.9%
Akamai Technologies	11,060 a	181,826
Apple	4,700 a	767,933
BMC Software	7,940 a	270,198
Broadcom, Cl. A	8,710 a	245,883
Cisco Systems	32,190 a	708,502
EMC	25,720 a	387,343
Google, Cl. A	1,190 a	527,229
International Business Machines	7,850	925,751
Microsoft	23,160	544,723
Motorola	54,320	388,931
Oracle	27,210	602,157
Sybase	4,950 a	177,210
Teradata	7,324 a	179,951
		5,907,637
Materials--3.3%
Dow Chemical	9,390	198,786
E.I. du Pont de Nemours & Co.	13,230	409,204
Freeport-McMoRan Copper & Gold	5,690	343,107
Owens-Illinois	5,690 a	193,119
		1,144,216
Telecommunication Services--1.8%
AT & T	23,770	623,487
Utilities--3.5%
American Electric Power	7,380	228,485

Mirant	12,170 a	219,790
PG & E	7,460	301,160
Sempra Energy	9,210	482,880
		1,232,315

Total Investments (cost $33,436,160)	98.1%	34,230,803
Cash and Receivables (Net)	1.9%	655,206
Net Assets	100.0%	34,886,009

ADR - American Depository Receipts
a Non-income producing security.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $33,436,160.

Net unrealized appreciation on investments was $794,643 of which $3,353,640 related to appreciated investment securities and $2,558,997 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic	32,754,470	-	-	32,754,470
Equity Securities - Foreign	221,361	706,576	-	927,937
Exchange Traded Funds	548,396	-	-	548,396
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Value Fund
July 31, 2009 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Banks--11.1%
BancFirst	2,175	77,930
Bank of the Ozarks	10,600 a	267,968
Community Bank System	35,705	647,332
CVB Financial	59,082 a	445,478
Delphi Financial Group, Cl. A	37,950	904,349
Dime Community Bancshares	34,366	413,767
EZCORP, Cl. A	43,120 b	545,468
F.N.B.	64,400	499,744
First BanCorp/Puerto Rico	34,525	107,027
First Commonwealth Financial	42,271 a	281,948
First Financial Bankshares	9,375 a	493,781
First Midwest Bancorp	61,625	515,185
FirstMerit	43,983	821,602
Glacier Bancorp	10,561 a	164,435
Hancock Holding	11,190	451,964
National Penn Bancshares	21,911 a	109,117
Old National Bancorp	43,911 a	496,194
Prosperity Bancshares	12,100	405,471
Republic Bancorp, Cl. A	7,325	176,606
S&T Bancorp	22,650 a	310,531
Sterling Bancorp	15,210	122,745
Susquehanna Bancshares	23,836 a	125,377
SVB Financial Group	13,965 a,b	492,266
TriCo Bancshares	6,925	115,163
UMB Financial	17,170	716,332
Wilshire Bancorp	24,125	177,560
		9,885,340
Consumer Discretionary--11.8%
Barnes & Noble	17,150 a	394,964
Blyth	8,895	377,415
Buckle	24,675 a	763,444
Carter's	11,550 b	327,327
Cato, Cl. A	28,560	567,773
CEC Entertainment	10,520 b	306,868
Central Garden & Pet	36,750 b	450,555
Choice Hotels International	5,450 a	151,782
Cracker Barrel Old Country Store	6,650	191,919
DSW, Cl. A	37,350 a,b	503,851

Genesco	5,520 b	119,894
Gymboree	10,620 b	422,464
Hot Topic	69,125 a,b	534,336
Isle of Capri Casinos	21,900 b	260,391
JoS. A. Bank Clothiers	5,450 b	199,415
NutriSystem	25,075 a	356,817
Polaris Industries	15,110 a	572,216
Rent-A-Center	48,341 b	1,003,559
Spartan Motors	60,550	423,850
Steven Madden	6,640 b	212,878
Tempur-Pedic International	55,150 a	817,874
Timberland, Cl. A	25,901 b	353,290
True Religion Apparel	24,975 a,b	558,441
Volcom	26,350 a,b	319,625
World Wrestling Entertainment, Cl. A	21,600 a	283,608
		10,474,556
Consumer Staples--4.0%
American Italian Pasta, Cl. A	21,300 b	670,098
Andersons	21,240 a	684,353
Bare Escentuals	14,776 b	130,915
Chiquita Brands International	29,696 a,b	363,776
Del Monte Foods	50,625	489,037
Fresh Del Monte Produce	11,250 b	240,862
Nu Skin Enterprises, Cl. A	43,621	785,614
Pantry	4,750 b	83,362
Spartan Stores	5,850	75,406
		3,523,423
Energy--5.0%
ATP Oil & Gas	94,025 a,b	728,694
Dawson Geophysical	10,900 b	331,469
Delek US Holdings	13,075	111,399
Holly	18,485 a	393,176
Hornbeck Offshore Services	3,875 b	84,397
Lufkin Industries	1,525	69,235
McMoRan Exploration	66,775 a,b	424,689
Rosetta Resources	26,400 b	273,768
Stone Energy	59,750 a,b	648,885
Swift Energy	29,896 a,b	588,951
VAALCO Energy	32,300 b	143,089
World Fuel Services	14,625 a	641,452
		4,439,204
Financial--22.9%
Acadia Realty Trust	7,125 a	97,612
American Equity Investment Life

Holding	39,676 a	287,254
American Physicians Capital	6,650	295,858
Amerisafe	22,430 b	373,011
AmTrust Financial Services	29,775	363,850
Aspen Insurance Holdings	13,496	335,646
Assured Guaranty	60,650	847,280
BioMed Realty Trust	29,796	348,017
Cash America International	27,050	723,046
CBL & Associates Properties	18,125 a	107,662
Cedar Shopping Centers	47,781 a	253,717
Colonial Properties Trust	41,775	333,365
Community Trust Bancorp	6,350	172,403
Corporate Office Properties Trust	15,200 a	515,432
Crawford & Co., Cl. B	18,725 b	90,816
Douglas Emmett	7,475 a	75,946
Employers Holdings	4,700	65,424
Entertainment Properties Trust	11,190	305,599
Equity Lifestyle Properties	6,650	277,106
Evercore Partners, Cl. A	16,050 a	315,704
First Cash Financial Services	27,300 b	513,240
First Niagara Financial Group	24,326	319,887
First Potomac Realty Trust	41,775	391,432
FPIC Insurance Group	6,700 b	230,145
Greenhill & Co.	4,850 a	365,302
Highwoods Properties	5,110	130,867
Horace Mann Educators	14,325	162,589
Hospitality Properties Trust	47,275	746,472
Infinity Property & Casualty	3,525	146,429
Investment Technology Group	20,025 b	447,559
Knight Capital Group, Cl. A	48,941 b	908,834
LaSalle Hotel Properties	52,025	775,693
Lexington Realty Trust	32,567	139,386
Meadowbrook Insurance Group	11,600	91,756
Medical Properties Trust	68,575	480,025
MF Global	15,650 a,b	99,847
National Financial Partners	55,300 a	414,750
National Retail Properties	35,086 a	691,545
Nelnet, Cl. A	10,650 b	152,189
Omega Healthcare Investors	31,016	518,277
optionsXpress Holdings	38,270	691,539
Penson Worldwide	13,376 a,b	156,098
PHH	25,375 b	465,124
Piper Jaffray	6,650 b	304,969
Platinum Underwriters Holdings	15,210	513,337
ProAssurance	3,875 b	196,773

Protective Life	33,100	494,845
Realty Income	4,880 a	115,070
Safety Insurance Group	13,025	420,187
Saul Centers	6,650	225,236
Selective Insurance Group	27,740	414,436
Senior Housing Properties Trust	44,361	827,776
SWS Group	27,220	374,547
Urstadt Biddle Properties, Cl. A	11,500	176,985
Validus Holdings	12,050 a	273,535
World Acceptance	35,595 a,b	844,313
		20,405,742
Health Care--5.1%
AMERIGROUP	13,895 b	342,929
AMN Healthcare Services	29,425 b	214,214
Centene	26,500 b	511,715
Cross Country Healthcare	27,250 b	227,538
Cubist Pharmaceuticals	12,675 a,b	251,852
HEALTHSOUTH	21,200 b	305,280
HealthSpring	40,045 b	505,768
Invacare	23,795 a	485,418
Kendle International	45,775 b	534,652
MedCath	14,035 b	169,262
Molina Healthcare	20,800 b	469,040
PDL BioPharma	17,300	142,379
Questcor Pharmaceuticals	28,400 b	166,424
ViroPharma	24,466 a,b	180,314
		4,506,785
Industrial--15.0%
AAON	14,525	284,835
Allegiant Travel	10,000 a,b	433,100
American Commercial Lines	9,700 a,b	151,514
American Railcar Industries	21,815 a	180,846
American Reprographics	20,445 b	176,849
Ameron International	9,800	730,296
Apogee Enterprises	21,360	311,429
ATC Technology	19,155 b	400,723
AZZ	7,295 a,b	282,681
Brink's	11,250	305,438
Ceradyne	32,220 b	581,571
Chart Industries	30,125 b	580,208
Columbus McKinnon	13,435 b	194,404
Comfort Systems USA	51,486	606,505
Deluxe	40,225	629,521
Dollar Thrifty Automotive Group	28,550 a,b	472,503
Ducommun	12,875	222,480

Dycom Industries	41,636 b	530,026
EMCOR Group	39,321 b	948,423
Encore Wire	23,816 a	516,569
EnPro Industries	22,400 b	399,168
Force Protection	77,100 b	398,607
Gibraltar Industries	17,865	138,811
Granite Construction	9,800 a	332,024
Hawaiian Holdings	74,225 b	474,298
HEICO	17,660 a	652,184
Herman Miller	5,920	98,331
Layne Christensen	10,520 b	249,640
Mueller Industries	17,865	424,472
Powell Industries	4,550 b	162,208
Republic Airways Holdings	49,950 b	255,744
School Specialty	16,650 b	372,461
TBS International, Cl. A	76,500 b	617,355
Toro	4,500 a	155,970
Tutor Perini	6,550 b	120,848
		13,392,042
Information Technology--13.7%
Arris Group	69,376 b	845,000
Avocent	9,860 a,b	152,929
Benchmark Electronics	32,421 b	512,252
Brightpoint	54,141 b	321,598
Checkpoint Systems	19,875 b	344,434
Cypress Semiconductor	43,700 a,b	464,094
EchoStar, Cl. A	4,850 b	71,489
Harmonic	12,416 b	86,043
Harris Stratex Networks, Cl. A	79,775 b	553,639
Heartland Payment Systems	51,145	545,206
i2 Technologies	17,350 a,b	233,531
Infospace	30,775 b	225,273
Methode Electronics	31,116	235,859
MicroStrategy, Cl. A	10,080 b	615,384
Molex	13,575	241,092
Multi-Fineline Electronix	13,475 b	307,095
Novatel Wireless	50,870 b	482,248
Oplink Communications	14,175 b	180,306
OSI Systems	13,315 b	263,770
Perot Systems, Cl. A	23,795 b	380,244
Plantronics	30,396	719,473
QLogic	30,396 b	396,668
Sigma Designs	23,895 a,b	386,382
SonicWALL	21,850 b	165,842
TeleTech Holdings	31,325 b	523,754

TIBCO Software	103,892 b	906,977
United Online	80,741	741,202
Wright Express	23,100 b	653,268
Zoran	56,975 b	656,352
		12,211,404
Materials--5.1%
Greif, Cl. A	5,710	293,094
Haynes International	10,950 b	252,179
Horsehead Holding	20,550 b	219,680
Innophos Holdings	35,525	667,160
Koppers Holdings	15,880	443,211
NewMarket	3,975	300,709
Olin	29,696	409,508
Rock-Tenn, Cl. A	3,965	178,266
RTI International Metals	13,875 b	246,420
Schnitzer Steel Industries, Cl. A	12,150 a	653,306
Schulman (A.)	40,515	863,375
		4,526,908
Telecommunication Services--.7%
Cincinnati Bell	109,350 b	342,266
USA Mobility	21,950	296,325
		638,591
Utilities--5.2%
Avista	23,225	430,127
Black Hills	3,875	100,789
CH Energy Group	5,200	257,348
El Paso Electric	11,970 b	180,867
Laclede Group	12,605	423,150
New Jersey Resources	14,205	548,313
Nicor	20,850	759,774
Northwest Natural Gas	6,040 a	269,626
Portland General Electric	31,075	591,357
Southwest Gas	6,490	157,188
WGL Holdings	27,761 a	919,444
		4,637,983
Total Common Stocks
(cost $96,156,095)		88,641,978
Investment of Cash Collateral for
Securities Loaned--20.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $18,167,629)	18,167,629 [c]	18,167,629
Total Investments (cost $114,323,724)	120.0%	106,809,607
Liabilities, Less Cash and Receivables	(20.0%)	(17,776,241)

Net Assets	100.0%	89,033,366

a	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is $17,636,246 and the total market value of the collateral held by the fund is $18,167,629.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At July 31, 2009 , the aggregate cost of investment securities for income tax purposes was $114,323,724. Net unrealized depreciation on investments was $7,514,117 of which $7,991,084 related to appreciated investment securities and $15,505,201 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic	88,641,978	-	-	88,641,978
Mutual Funds	18,167,629	-	-	18,167,629
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the funds policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Income Fund
July 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--94.1%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.2%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	60,000	51,900
Aerospace & Defense--.4%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	115,000	110,975
Agricultural--.8%
Altria Group,
Gtd. Notes	9.70	11/10/18	75,000	91,347
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	115,000	122,564
				213,911
Asset-Backed Ctfs./Auto Receivables--4.3%
Americredit Automobile Receivables
Trust, Ser. 2007-AX, Cl. A3	5.19	11/6/11	19,446	19,393
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	13,768	13,753
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	296,493 a	178,535
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	10,377	10,378
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. D	6.89	5/15/13	625,000 a	422,353
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	250,000 a	154,518
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	250,000 a	179,525
Household Automotive Trust,
Ser. 2005-3, Cl. A4	4.94	11/19/12	89,039	91,391
Triad Auto Receivables Owner
Trust, Ser. 2006-C, Cl. A3	5.26	11/14/11	20,000	20,095
				1,089,941
Asset-Backed Ctfs./Credit Cards--1.2%
Advanta Business Card Master
Trust, Ser. 2007-A1, Cl. A	0.34	1/20/15	16,478 b	15,165
Advanta Business Card Master
Trust, Ser. 2005-A2, Cl. A2	0.42	5/20/13	79,092 b	72,794
Advanta Business Card Master
Trust, Ser. 2006-A3, Cl. A3	5.30	5/21/12	62,615	58,882

American Express Credit Account
Master Trust, Ser. 2007-1,
Cl. C		0.56	9/15/14	100,000 a,b	84,853
Washington Mutual Master Note
Trust, Ser. 2007-B1, Cl. B1		4.95	3/17/14	80,000 a	79,869
					311,563
Asset-Backed Ctfs./Home Equity Loans--.4%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A3		0.47	4/25/36	97,324 b	58,719
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2		0.55	11/25/35	43,041 b	37,358
					96,077
Automotive, Trucks & Parts--.2%
Goodyear Tire & Rubber,
Gtd. Notes		8.63	12/1/11	55,000	55,962
Banks--11.1%
BAC Capital Trust XIV,
Bank Gtd. Notes		5.63	12/31/49	170,000 b	100,353
Barclays Bank,
Sr. Unscd. Notes		6.75	5/22/19	100,000	108,764
Capital One Financial,
Sr. Unscd. Notes		0.93	9/10/09	225,000 b	224,770
Citigroup,
Sr. Unscd. Notes		5.50	4/11/13	275,000	271,990
Goldman Sachs Group,
Sub. Notes		6.75	10/1/37	50,000	50,595
JPMorgan Chase & Co.,
Sr. Unscd. Notes		6.00	1/15/18	115,000	121,985
JPMorgan Chase & Co.,
Sr. Unscd. Notes		6.40	5/15/38	55,000	60,036
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	TRY	17.50	3/30/10	975,000 c	693,956
Metropolitan Life Global Funding
I, Sr. Scd. Notes		5.13	4/10/13	125,000 a	127,551
Morgan Stanley,
Sr. Unscd. Notes		6.60	4/1/12	140,000	149,077
PNC Funding,
Gtd. Notes		6.70	6/10/19	55,000	59,424
Sovereign Bancorp,
Sr. Unscd. Notes		0.84	3/23/10	160,000 b	159,277
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	33,000 b	19,149
USB Capital IX,
Gtd. Notes		6.19	10/29/49	450,000 b	321,864
Wachovia,

Sr. Unscd. Notes	5.75	2/1/18	175,000	180,685
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	170,000 b	148,012
				2,797,488
Building & Construction--.6%
Masco,
Sr. Unscd. Notes	0.94	3/12/10	145,000 b	141,532
Casinos--.1%
MGM Mirage,
Sr. Scd. Notes	11.13	11/15/17	25,000 a	27,625
Chemicals--.2%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	55,000	60,442
Commercial & Professional Services--.6%
Aramark,
Gtd. Notes	8.50	2/1/15	56,000	56,700
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	20,000 b	17,150
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	60,000 a	56,154
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	30,000 a	25,231
				155,235
Commercial Mortgage Pass-Through Ctfs.--10.7%
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.65	4/25/34	33,136 a,b	23,305
Bayview Commercial Asset Trust,
Ser. 2006-3A, Cl. B3	2.89	10/25/36	359,024 a,b	99,876
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	95,000 b	86,641
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	25,000 b	22,365
Citigroup Commercial Mortgage
Trust, Ser. 2006-C5, Cl. A1	5.27	10/15/49	101,921	103,402
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. AM	5.89	12/10/49	60,000 b	35,245
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.89	12/10/49	175,000 b	149,748
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	125,000 a	122,500
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	100,000 a	99,000
CS First Boston Mortgage

Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	125,000 b	120,836
CS First Boston Mortgage
Securities, Ser. 2001-CF2,
Cl. A4	6.51	2/15/34	104,572	108,132
First Union National Bank
Commercial Mortgage Trust,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	47,920	49,815
General Electric Capital
Commercial Mortgage
Corporation, Ser. 2005-C2,
Cl. A2	4.71	5/10/43	82,077	82,222
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	55,000	55,423
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.35	3/6/20	100,000 a,b	67,501
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	1.60	3/6/20	335,000 a,b	209,375
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C1, Cl. A2	3.62	1/15/29	66,761	66,416
LB-UBS Commercial Mortgage Trust,
Ser. 2006-C1, Cl. A4	5.16	2/15/31	195,000	176,790
Morgan Stanley Capital I,
Ser. 2007-HQ11, Cl. A4	5.45	2/12/44	220,000 b	179,183
Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/42	210,000 b	182,545
SBA CMBS Trust,
Ser. 2005-1A, Cl. A	5.37	11/15/35	115,000 a	113,850
SBA CMBS Trust,
Ser. 2005-1A, Cl. C	5.73	11/15/35	25,000 a	24,500
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	130,000 a	126,100
SBA CMBS Trust,
Ser. 2006-1A, Cl. E	6.17	11/15/36	125,000 a	121,250
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C5, Cl. A2	3.99	6/15/35	90,000	88,567
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C34, Cl. A3	5.68	5/15/46	210,000	171,649
				2,686,236
Diversified Financial Services--9.5%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	150,000	157,637

Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	118,000 b	90,972
Capmark Financial Group,
Gtd. Notes	7.88	5/10/12	180,000 b	43,633
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	80,000	90,208
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	30,000	30,135
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	12/31/49	30,000 b	20,128
Discover Financial Services,
Sr. Notes	10.25	7/15/19	60,000	63,271
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	85,000 a	92,225
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	255,000	257,824
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	50,000 b	35,750
Household Finance,
Sr. Unscd. Notes	4.75	7/15/13	110,000	110,243
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	170,000 a	135,575
International Lease Finance,
Sr. Unscd. Notes	4.88	9/1/10	100,000	85,592
International Lease Finance,
Sr. Unscd. Notes	6.38	3/25/13	75,000	52,221
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	55,000 a	54,352
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	290,000	258,100
Lincoln National,
Jr. Sub. Cap. Secs.	6.05	4/20/67	90,000 b	55,800
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	4.25	2/8/10	69,000	69,956
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	210,000	216,467
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	50,000	56,646
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	135,000 a	135,200
Prudential Finance,
Sr. Unscd. Notes	5.70	12/14/36	150,000	117,427
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	10,000	8,897
SLM,

Sr. Unscd. Notes, Ser. A	4.50	7/26/10	140,000	127,488
Willis North America,
Gtd. Notes	6.20	3/28/17	20,000	17,829
				2,383,576
Electric Utilities--6.8%
AES,
Sr. Unscd. Notes	7.75	10/15/15	500,000	486,250
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	50,000	56,696
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	460,000 b	401,350
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	105,000	112,065
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	35,000	36,967
Nevada Power,
Mortgage Notes	6.50	8/1/18	40,000	43,172
NiSource Finance,
Gtd. Notes	6.40	3/15/18	85,000	81,103
NRG Energy,
Gtd. Notes	7.38	1/15/17	60,000	58,050
NV Energy,
Sr. Unscd. Notes	8.63	3/15/14	419,000	427,453
				1,703,106
Environmental Control--1.0%
Allied Waste North America,
Sr. Unscd. Notes, Ser. B	7.13	5/15/16	20,000	20,678
Allied Waste North America,
Sr. Unscd. Notes	7.25	3/15/15	25,000	25,905
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	85,000	88,499
Waste Management,
Gtd. Notes	7.75	5/15/32	100,000	115,459
				250,541
Food & Beverages--3.0%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	105,000 a	132,488
Delhaize Group,
Sr. Unscd. Notes	6.50	6/15/17	85,000	89,909
Diageo Capital,
Gtd. Notes	7.38	1/15/14	75,000	86,238
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	45,000	49,199
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	120,000	137,416

Kroger,
Gtd. Notes		6.15	1/15/20	50,000	53,477
Safeway,
Sr. Unscd. Notes		6.35	8/15/17	70,000	76,786
Stater Brothers Holdings,
Gtd. Notes		8.13	6/15/12	115,000	116,725
					742,238
Foreign/Governmental--9.4%
Federal Republic of Brazil,
Sr. Unscd. Notes		7.88	3/7/15	95,000	109,820
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.50	12/18/14	5,725,000 c	478,371
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	25,000	26,320
Republic of Indonesia,
Sr. Unscd. Notes		11.63	3/4/19	200,000 a	270,000
Republic of Peru,
Sr. Unscd. Notes		7.13	3/30/19	475,000	517,275
Republic of South Africa,
Sr. Unscd. Notes		5.88	5/30/22	500,000	412,180
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	480,000 b	490,080
United Mexican States,
Sr. Unscd. Notes		5.63	1/15/17	52,000	53,300
					2,357,346
Health Care--3.7%
Bausch & Lomb,
Sr. Unscd. Notes		9.88	11/1/15	165,000	165,413
Biomet,
Gtd. Notes		11.63	10/15/17	55,000	59,950
Community Health Systems,
Gtd. Notes		8.88	7/15/15	55,000	56,925
Covidien International Finance,
Gtd. Notes		6.00	10/15/17	100,000	110,423
Davita,
Gtd. Notes		6.63	3/15/13	115,000	113,563
HCA,
Sr. Unscd. Notes		6.75	7/15/13	150,000	141,000
HCA,
Sr. Unscd. Notes		7.88	2/1/11	29,000	29,145
HCA,
Sr. Unscd. Notes		8.75	9/1/10	170,000	172,550
UnitedHealth Group,
Sr. Unscd. Notes		5.50	11/15/12	30,000	31,477
Wellpoint,

Sr. Unscd. Notes	5.88	6/15/17	55,000	55,112
				935,558
Machinery--.1%
Terex,
Gtd. Notes	7.38	1/15/14	20,000	19,150
Manufacturing--1.0%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	200,000 a	186,000
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	75,000 a	72,750
				258,750
Media--8.5%
British Sky Broadcasting,
Gtd. Notes	6.10	2/15/18	125,000 a	127,694
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	485,000 b	495,913
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	15,000 a	15,525
CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	60,000 a	62,100
DirecTV Holdings/Financing,
Gtd. Notes	7.63	5/15/16	60,000	61,050
Echostar DBS,
Gtd. Notes	7.13	2/1/16	250,000	243,750
Echostar DBS,
Gtd. Notes	7.75	5/31/15	250,000	251,875
News America,
Gtd. Notes	6.15	3/1/37	345,000	338,288
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	250,000	252,037
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	105,000	110,481
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	70,000	77,936
Time Warner,
Gtd. Notes	1.15	11/13/09	85,000 b	84,776
				2,121,425
Minerals--.5%
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	15,000 a	17,063
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	90,000 a	105,188
				122,251
Mining--.8%
BHP Billiton Finance USA,

Gtd. Notes	6.50	4/1/19	60,000	68,409
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	55,000	58,383
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	60,000	63,608
				190,400
Office And Business Equipment--.9%
International Business Machines,
Unsub. Notes	5.70	9/14/17	110,000	120,561
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	25,000	26,329
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	30,000	29,912
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	40,000	43,626
				220,428
Oil & Gas--4.0%
Anadarko Petroleum,
Sr. Unscd. Notes	8.70	3/15/19	50,000	59,444
Chesapeake Energy,
Gtd. Notes	7.50	9/15/13	500,000	500,000
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	85,000	97,594
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	15,000	14,663
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	120,000	125,561
Range Resouces,
Gtd. Notes	8.00	5/15/19	85,000	86,913
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	50,000	54,965
Valero Energy,
Sr. Unscd. Notes	9.38	3/15/19	55,000	63,927
				1,003,067
Packaging & Containers--1.7%
Crown Americas,
Gtd. Notes	7.63	11/15/13	115,000	117,875
Crown Americas,
Gtd. Notes	7.75	11/15/15	110,000	112,200
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	200,000	195,500
				425,575
Paper & Paper Related--.9%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	20,000 a	19,500

Georgia-Pacific,
Sr. Unscd. Notes	8.13	5/15/11	135,000	139,050
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	45,000 a	46,800
NewPage,
Gtd. Notes	12.00	5/1/13	55,000	16,225
				221,575
Pipelines--2.6%
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	250,000	241,450
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	235,000	240,875
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	85,000	94,258
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	55,000	70,088
				646,671
Real Estate Investment Trusts--1.9%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	150,000	131,937
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	50,000	46,349
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	40,000	34,788
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	50,000	42,539
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	140,000	142,874
Westfield Capital,
Gtd. Notes	4.38	11/15/10	75,000 a	74,425
				472,912
Residential Mortgage Pass-Through Ctfs.--.3%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.56	7/25/35	103,339 b	77,232
Retail--.4%
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	45,000	41,717
Staples,
Gtd. Notes	9.75	1/15/14	45,000	52,767
				94,484
State/Territory General Obligation--.6%
California
GO (Various Purpose)	7.55	4/1/39	125,000	129,373
Tobacco Settlement Financing

Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	20,000	17,160
				146,533
Steel--.3%
Arcelormittal,
Sr. Unscd. Notes	9.85	6/1/19	55,000	63,752
Telecommunications--2.7%
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	110,000 a	112,750
Digicel Group,
Sr. Unscd. Notes	12.00	4/1/14	100,000 a	106,000
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	50,000	53,500
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	40,000 a	40,600
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	25,834
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	30,000	30,588
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	30,000	33,913
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	35,000	42,387
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	110,000 a	119,749
Wind Acquisition Finance,
Sr. Notes	11.75	7/15/17	100,000 a	107,500
				672,821
Transportation--.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	15,000	15,580

U.	S. Government Securities--2.6%
U.	S. Treasury Bonds

4.25%, 5/15/39	140,000	138,600
U.S. Treasury Notes:
2.50%, 3/31/13	10,000	10,203
3.50%, 2/15/18	403,000	406,023
4.88%, 4/30/11	93,000	99,256
		654,082
Total Bonds and Notes
(cost $23,928,022)		23,597,940
	Principal
Short-Term Investments--.2%	Amount ($)	Value ($)

U.	S. Treasury Bills

0.17%, 10/15/09
(cost $59,978)	60,000 [d]	59,982

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $294,000)	294,000 [e]	294,000
Total Investments (cost $24,282,000)	95.5%	23,951,922
Cash and Receivables (Net)	4.5%	1,138,035
Net Assets	100.0%	25,089,957

GO--General Obligation

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $4,376,955 or 17.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount stated in U.S. Dollars unless otherwise noted. MXN--Mexican Peso TRY--Turkish Lira
d	All or partially held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $24,282,000. Net unrealized depreciation on investments was $318,537 of which $1,326,441 related to appreciated investment securities and $1,644,978 related to depreciated investm securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
U.S. Treasury 30 Year Bonds	4	476,000	September 2009	(2,642)
U.S. Treasury 2 Year Notes	17	3,681,828	September 2009	1,819

Financial Futures Short
U.S. Treasury 5 Year Notes	2	(230,766)	September 2009	(849)
U.S. Treasury 10 Year Notes	20	(2,345,625)	September 2009	(24,157)

Gross Unrealized Appreciation				1,819
Gross Unrealized Depreciation				(27,648)

STATEMENT OF OPTIONS WRITTEN July 31, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
5-Year USD LIBOR-BBA,
August 2009 @ 2.91	542,000	a	(3,936)
Federal National Mortgage Association,
August 2009 @ 100	460,000	a	(3,876)
Federal National Mortgage Association,
September 2009 @ 99.75	463,000	a	(7,101)
U.S. Treasury 10 Year Notes,
August 2009 @ 118.50	200,000	a	(1,094)
Put Options:

5-Year USD LIBOR-BBA,
August 2009 @ 2.91	542,000	a	(5,035)
Federal National Mortgage Association,

August 2009 @ 100	460,000	a	(5,076)
Federal National Mortgage Association,
September 2009 @ 99.75	463,000	a	(1,288)
U.S. Treasury 10 Year Notes,
August 2009 @ 118.50	200,000	a	(3,531)
(Premiums received 42,478)			(30,937)

BBA--British Bankers Association LIBOR--London Interbank Bank Offered Rate USD--US Dollar

a	Non-income producing security.

At July 31 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 7/31/2009($)
Purchases:
Argentine Peso,
Expiring 9/4/2009	1,696,000	439,948	436,163	(3,785)
Brazillian Real,
Expiring 9/4/2009	904,000	474,665	481,101	6,436
British Pound,
Expiring 8/28/2009	280,000	461,552	467,697	6,145
Canadian Dollar,
Expiring 8/28/2009	530,000	483,290	492,036	8,746
Euro,
Expiring 8/28/2009	330,000	469,758	470,378	620
Hungary Forint,
Expiring 9/4/2009	91,460,000	473,334	486,137	12,803
South Korean Won,
Expiring 8/28/2009	587,690,000	470,434	478,388	7,954
Russian Ruble,
Expiring 9/4/2009	14,044,000	447,917	442,566	(5,351)
Turkish Lira,
Expiring 9/4/2009	720,000	483,027	485,699	2,672

Sales:		Proceeds ($)
Mexican New Peso,
Expiring 8/28/2009	6,335,000	473,096	477,784	(4,688)
Turkish Lira,
Expiring 9/25/2009	1,030,000	651,404	691,586	(40,182)

Gross Unrealized Appreciation				45,376
Gross Unrealized Depreciation				(54,006)

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant Unobservable
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	714,064	-	714,064
Asset-Backed	-	1,497,581	-	1,497,581
Corporate Bonds	-	16,178,930	-	16,178,930
Foreign Government	-	2,357,346	-	2,357,346
Municipal Bonds	-	146,533	-	146,533
Residential Mortgage-Backed	-	77,232	-	77,232
Commercial Mortgage-Backed	-	2,686,236	-	2,686,236
Mutual Funds	294,000	-	-	294,000
Other Financial Instruments+	1,819	45,376	-	47,195
Liabilities ($)
Other Financial Instruments+	(49,614)	(62,977)	-	(112,591)
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by a pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2009 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--7.0%
McDonald's	61,000	3,358,660
McGraw-Hill Cos.	33,000	1,034,550
News, Cl. A	118,000	1,218,940
		5,612,150
Consumer Staples--39.0%
Altria Group	129,000	2,261,370
Coca-Cola	114,000	5,681,760
Estee Lauder, Cl. A	20,500	747,020
Kraft Foods, Cl. A	15,271	432,780
Nestle, ADR	113,750	4,672,850
PepsiCo	55,400	3,143,950
Philip Morris International	129,000	6,011,400
Procter & Gamble	77,000	4,274,270
Wal-Mart Stores	27,000	1,346,760
Walgreen	75,000	2,328,750
Whole Foods Market	19,000 a ,b	459,610
		31,360,520
Energy--17.8%
Chevron	52,000	3,612,440
ConocoPhillips	60,000	2,622,600
Exxon Mobil	78,512	5,526,460
Patriot Coal	2,400 a,b	20,088
Peabody Energy	12,000	397,320
Total, ADR	24,000	1,335,600
Transocean	9,444 b	752,592
		14,267,100
Financial--2.9%
Bank of America	78,896	1,166,872
JPMorgan Chase & Co.	30,000	1,159,500
		2,326,372

Health Care--10.7%
Abbott Laboratories	69,000	3,104,310
Johnson & Johnson	74,500	4,536,305
Merck & Co.	18,000	540,180
Novo Nordisk, ADR	7,000	408,730
		8,589,525
Industrial--4.8%
Caterpillar	20,000 a	881,200
General Dynamics	10,000	553,900
General Electric	100,000	1,340,000
United Technologies	20,000	1,089,400
		3,864,500
Information Technology--15.0%
Apple	15,000 b	2,450,850
Automatic Data Processing	25,000	931,250
Cisco Systems	55,000 b	1,210,550
Intel	190,000	3,657,500
Microsoft	75,000	1,764,000
QUALCOMM	20,500	947,305
Texas Instruments	45,000	1,082,250
		12,043,705
Materials--2.1%
Freeport-McMoRan Copper & Gold	2,600	156,780
Praxair	15,000	1,172,700
Rio Tinto, ADR	2,000 a	335,160
		1,664,640
Total Common Stocks
(cost $71,941,555)		79,728,512

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $393,000)	393,000 [c]	393,000
Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,544,940)	1,544,940 [c]	1,544,940
Total Investments (cost $73,879,495)	101.7%	81,666,452
Liabilities, Less Cash and Receivables	(1.7%)	(1,376,800)
Net Assets	100.0%	80,289,652

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At July 31, 2009, the total market value of the fund's securities on loan is $1,526,452 and the total market value of the collateral held by the fund is $1,544,940.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $73,879,495. Net unrealized appreciation on investments was $7,786,957 of which $18,799,190 related to appreciated investment securities and $11,012,233 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs		Total
Investments in Securities:
Equity Securities - Domestic	72,976,172	-		-	72,976,172
Equity Securities - Foreign	2,079,490	4,672,850		-	6,752,340
Mutual Funds	1,937,940	-		-	1,937,940
Other Financial Instruments+	-	-		-	-
Liabilities ($)
Other Financial Instruments+	-	-		-	-
† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is to be maintained. At April 30, 2009, the market value of the collateral was 96% of the market value of the securities on loan. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S.

Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)